                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: Feb. 28, 2006

                                                       Estimated average burden
                                                       hours per response: 20.00
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-1424
                                   ---------------------------------------------


                                AIM Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     10/31
                         --------------------

Date of reporting period:    1/31/05
                          -------------------

Item 1.  Schedule of Investments.

                           AIM AGGRESSIVE GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com          AGRO-QTR-1 1/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--90.39%
ADVERTISING--1.15%
Lamar Advertising Co.-Class A                   (a)(b)                                       350,000                  $  15,043,000
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                              (a)                                          100,000                      8,489,000
===================================================================================================================================
                                                                                                                         23,532,000
===================================================================================================================================

AEROSPACE & DEFENSE--0.44%
L-3 Communications Holdings, Inc.                                                            125,000                      8,926,250
===================================================================================================================================

AIRLINES--0.71%
Southwest Airlines Co.                                                                     1,000,000                     14,480,000
===================================================================================================================================

APPAREL RETAIL--2.66%
Aeropostale, Inc.                               (b)                                          700,000                     19,453,000
-----------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                                            375,000                     10,095,000
-----------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                 (b)                                          531,000                     10,290,780
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.             (b)                                          600,000                     14,694,000
===================================================================================================================================
                                                                                                                         54,532,780
===================================================================================================================================

APPLICATION SOFTWARE--3.03%
Amdocs Ltd. (United Kingdom)                    (b)                                          500,000                     14,875,000
-----------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc.                               (b)                                        1,250,000                     10,650,000
-----------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. (Canada)                           (b)                                          200,000                      8,274,000
-----------------------------------------------------------------------------------------------------------------------------------
RSA Security Inc.                               (b)                                          833,000                     14,669,130
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                  (b)                                          800,000                     13,600,000
===================================================================================================================================
                                                                                                                         62,068,130
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.24%
Affiliated Managers Group, Inc.                 (a)(b)                                       250,000                     15,852,500
-----------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.              (a)(c)                                       850,000                     42,848,500
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                             100,000                      7,723,000
===================================================================================================================================
                                                                                                                         66,424,000
===================================================================================================================================

BIOTECHNOLOGY--3.86%
Amylin Pharmaceuticals, Inc.                    (a)(b)                                       675,000                     15,126,750
-----------------------------------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.                    (a)(b)                                       335,000                     12,348,100
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                                (b)                                          210,000                     14,429,100
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                    (b)                                          175,000                      8,006,250
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                       (b)(c)                                       200,000                     13,020,000
-----------------------------------------------------------------------------------------------------------------------------------
QLT Inc. (Canada)                               (b)                                        1,005,000                     16,250,850
===================================================================================================================================
                                                                                                                         79,181,050
===================================================================================================================================

AGRO-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV--2.75%
Radio One, Inc.-Class D                         (b)                                        1,200,000       $             18,840,000
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A           (a)(b)                                     1,375,000                     37,551,250
===================================================================================================================================
                                                                                                                         56,391,250
===================================================================================================================================

BUILDING PRODUCTS--1.95%
American Standard Cos. Inc.                     (b)                                        1,000,000                     40,040,000
===================================================================================================================================

CASINOS & GAMING--0.76%
International Game Technology                                                                200,000                      6,260,000
-----------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.                                                                        150,000                      9,225,000
===================================================================================================================================
                                                                                                                         15,485,000
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.97%
ADTRAN, Inc.                                                                                 782,100                     14,007,411
-----------------------------------------------------------------------------------------------------------------------------------
Avaya Inc.                                      (a)(b)                                       750,000                     10,762,500
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                       (a)(b)                                       350,000                      7,822,500
-----------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                            528,600                     19,669,206
-----------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc.                                   (b)                                          500,000                      8,640,000
===================================================================================================================================
                                                                                                                         60,901,617
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.46%
Best Buy Co., Inc.                                                                           175,000                      9,413,250
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.42%
Electronics for Imaging, Inc.                   (b)                                          500,000                      8,500,000
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.01%
Joy Global Inc.                                 (c)                                          391,500                     10,934,595
-----------------------------------------------------------------------------------------------------------------------------------
Terex Corp.                                     (b)                                          225,000                      9,686,250
===================================================================================================================================
                                                                                                                         20,620,845
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--6.30%
Alliance Data Systems Corp.                     (a)(b)(c)                                    650,000                     28,223,000
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.                                    (b)                                          375,000                     14,343,750
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                              (b)                                          825,000                     23,265,000
-----------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                   (a)                                          750,000                     22,867,500
-----------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems Inc.                       (b)                                        1,500,000                     40,335,000
===================================================================================================================================
                                                                                                                        129,034,250
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.75%
ARAMARK Corp.-Class B                                                                        600,000                     15,594,000
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                    (a)                                          750,000                     32,625,000
-----------------------------------------------------------------------------------------------------------------------------------
CoStar Group Inc.                               (b)                                          189,850                      8,154,058
===================================================================================================================================
                                                                                                                         56,373,058
===================================================================================================================================

AGRO-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.51%
DPL Inc.                                                                                     405,000       $             10,525,950
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.70%
Cooper Industries, Ltd.-Class A (Bermuda)                                                    260,000                     18,070,000
-----------------------------------------------------------------------------------------------------------------------------------
EnerSys                                         (b)                                        1,100,000                     16,665,000
===================================================================================================================================
                                                                                                                         34,735,000
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.53%
Agilent Technologies, Inc.                      (a)(b)                                       750,000                     16,582,500
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.-Class A                                                                        79,800                      3,138,534
-----------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                              400,000                     11,528,000
===================================================================================================================================
                                                                                                                         31,249,034
===================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--1.43%
Jabil Circuit, Inc.                             (b)                                          514,000                     12,114,980
-----------------------------------------------------------------------------------------------------------------------------------
Molex Inc.                                                                                   600,000                     17,232,000
===================================================================================================================================
                                                                                                                         29,346,980
===================================================================================================================================

EMPLOYMENT SERVICES--0.70%
Robert Half International Inc.                                                               475,000                     14,411,500
===================================================================================================================================

HEALTH CARE EQUIPMENT--3.59%
Cytyc Corp.                                     (b)                                          610,000                     15,280,500
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.            (a)(b)                                       500,000                     31,575,000
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                          (b)                                          235,000                     15,275,000
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                            500,000                     11,495,000
===================================================================================================================================
                                                                                                                         73,625,500
===================================================================================================================================

HEALTH CARE FACILITIES--1.64%
LifePoint Hospitals, Inc.                       (b)                                          350,000                     13,230,000
-----------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                           (b)                                          500,000                     20,345,000
===================================================================================================================================
                                                                                                                         33,575,000
===================================================================================================================================

HEALTH CARE SERVICES--3.00%
Caremark Rx, Inc.                               (b)(c)                                       600,000                     23,460,000
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                    (b)(c)                                       450,000                     18,882,000
-----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.                    (b)                                          450,000                     19,156,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         61,498,500
===================================================================================================================================

HEALTH CARE SUPPLIES--0.57%
Advanced Medical Optics, Inc.                   (a)(b)                                       275,000                     11,739,750
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.28%
La Quinta Corp.                                 (b)                                        1,500,000                     13,035,000
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)          (a)                                          250,000                     13,250,000
===================================================================================================================================
                                                                                                                         26,285,000
===================================================================================================================================

AGRO-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--1.10%
Blount International, Inc.                      (b)                                        1,258,000       $             22,581,100
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.46%
Textron Inc.                                                                                 415,000                     29,871,700
===================================================================================================================================

INDUSTRIAL GASES--0.27%
Airgas, Inc.                                                                                 239,000                      5,621,280
===================================================================================================================================

INDUSTRIAL MACHINERY--1.56%
Dover Corp.                                                                                  325,000                     12,447,500
-----------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                        300,000                     19,548,000
===================================================================================================================================
                                                                                                                         31,995,500
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.93%
Akamai Technologies, Inc.                       (b)                                        1,000,000                     13,100,000
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                  (b)                                          230,000                      5,943,200
===================================================================================================================================
                                                                                                                         19,043,200
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.56%
Acxiom Corp.                                                                                 500,000                     11,540,000
===================================================================================================================================

LEISURE PRODUCTS--0.68%
Brunswick Corp.                                                                              300,000                     13,836,000
===================================================================================================================================

METAL & GLASS CONTAINERS--0.28%
Owens-Illinois, Inc.                            (b)                                          251,000                      5,702,720
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.89%
Regal Entertainment Group-Class A               (a)                                          912,200                     18,152,780
===================================================================================================================================

OIL & GAS DRILLING--0.38%
Patterson-UTI Energy, Inc.                                                                   400,000                      7,780,000
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.06%
BJ Services Co.                                                                              675,000                     32,433,750
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.                            (b)                                          175,000                      9,871,750
===================================================================================================================================
                                                                                                                         42,305,500
===================================================================================================================================

PAPER PRODUCTS--1.46%
Bowater Inc.                                                                                 450,000                     17,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Sappi Ltd.-ADR (South Africa)                                                              1,000,000                     12,890,000
===================================================================================================================================
                                                                                                                         29,990,000
===================================================================================================================================

AGRO-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.09%
Barr Pharmaceuticals Inc.                       (b)                                          265,000       $             12,600,750
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.              (b)                                          650,000                     13,656,500
-----------------------------------------------------------------------------------------------------------------------------------
Eon Labs, Inc.                                  (b)                                          580,000                     14,882,800
-----------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.                        (a)(b)(c)                                    650,000                     11,144,250
-----------------------------------------------------------------------------------------------------------------------------------
IVAX Corp.                                      (a)(b)                                       937,500                     14,090,625
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                                         285,000                     10,288,500
-----------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                (b)                                          645,000                     14,635,050
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                                        516,900                     12,906,993
===================================================================================================================================
                                                                                                                        104,205,468
===================================================================================================================================

PUBLISHING--1.21%
Dow Jones & Co., Inc.                                                                        225,000                      8,577,000
-----------------------------------------------------------------------------------------------------------------------------------
Reader's Digest Association, Inc. (The)                                                    1,000,000                     16,120,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         24,697,000
===================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.77%
CB Richard Ellis Group, Inc.-Class A            (b)                                          450,000                     15,745,500
===================================================================================================================================

REGIONAL BANKS--0.98%
North Fork Bancorp., Inc.                                                                    700,000                     20,090,000
===================================================================================================================================

RESTAURANTS--1.67%
Brinker International, Inc.                     (a)(b)                                       400,000                     15,044,000
-----------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                           750,000                     19,080,000
===================================================================================================================================
                                                                                                                         34,124,000
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.34%
Novellus Systems, Inc.                                                                     1,050,000                     27,457,500
===================================================================================================================================

SEMICONDUCTORS--8.74%
Altera Corp.                                    (b)                                          900,000                     17,280,000
-----------------------------------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc.                             (b)                                          875,000                      9,415,000
-----------------------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc. (Canada)                  (b)                                          875,000                     15,163,750
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A                          (b)                                          180,000                      5,729,400
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.                (b)                                          775,000                     14,725,000
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.              (b)                                        1,000,000                     11,740,000
-----------------------------------------------------------------------------------------------------------------------------------
Intersil Corp.-Class A                                                                       750,000                     11,122,500
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                              675,000                     26,331,750
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                  1,750,000                     45,587,500
-----------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                         (b)                                          365,000                      3,799,650
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                 625,000                     18,243,750
===================================================================================================================================
                                                                                                                        179,138,300
===================================================================================================================================

SOFT DRINKS--0.80%
Coca-Cola Enterprises Inc.                                                                   750,000                     16,462,500
===================================================================================================================================

AGRO-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS--1.34%
Nalco Holding Co.                               (b)                                          901,800       $             17,449,830
-----------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                              225,000                      9,954,000
===================================================================================================================================
                                                                                                                         27,403,830
===================================================================================================================================

SPECIALTY STORES--3.27%
Linens 'n Things, Inc.                          (b)                                          750,000                     19,425,000
-----------------------------------------------------------------------------------------------------------------------------------
OfficeMax Inc.                                                                               750,000                     22,132,500
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                300,000                      9,822,000
-----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                500,000                     15,715,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         67,094,500
===================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.86%
CDW Corp.                                                                                    300,000                     17,550,000
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.65%
New York Community Bancorp, Inc.                (a)                                          750,000                     13,372,500
===================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.97%
MSC Industrial Direct Co., Inc.-Class A                                                      575,000                     19,906,500
===================================================================================================================================

TRUCKING--0.66%
Landstar System, Inc.                           (b)                                          135,509                      4,713,003
-----------------------------------------------------------------------------------------------------------------------------------
Sirva Inc.                                      (b)                                        1,000,000                      8,860,000
===================================================================================================================================
                                                                                                                         13,573,003
===================================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $1,669,890,359)                                                    1,852,136,075
===================================================================================================================================

MONEY MARKET FUNDS--2.33%
Liquid Assets Portfolio-Institutional Class     (d)                                       23,874,372                     23,874,372
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        (d)                                       23,874,372                     23,874,372
===================================================================================================================================
Total Money Market Funds (Cost $47,748,744)                                                                              47,748,744
===================================================================================================================================
TOTAL INVESTMENTS--92.72% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $1,717,639,103)                                                                              1,899,884,819
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--7.28%
Liquid Assets Portfolio-Institutional Class     (d)(e)                                    74,612,513                     74,612,513
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        (d)(e)                                    74,612,513                     74,612,513
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $149,225,026)                                                                  149,225,026
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,866,864,129)                                                                   $ 2,049,109,845
___________________________________________________________________________________________________________________________________
===================================================================================================================================

AGRO-QTR-1

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(b) Non-income producing security.

(c) A portion of this security is subject to call options written. See Note 1C and Note 4.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

AGRO-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

AGRO-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

D. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

AGRO-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE        DIVIDEND        REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class      $ 48,442,076  $ 141,766,602  $(166,334,306)   $           --    $ 23,874,372  $   334,512     $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        48,442,076    141,766,602   (166,334,306)               --      23,874,372      340,465               --
===================================================================================================================================
   Subtotal              $ 96,884,152  $ 283,533,204  $(332,668,612)   $           --    $ 47,748,744  $   674,977     $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE           DIVIDEND     REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05          INCOME*    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class      $127,900,554   $ 23,408,630    $(76,696,671)  $          --      $ 74,612,513     $   6,514    $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class       127,900,554     23,077,518     (76,365,559)              --       74,612,513         6,650             --
===================================================================================================================================
   Subtotal              $255,801,108   $ 46,486,148   $(153,062,230)   $          --     $149,225,026     $  13,164    $        --
===================================================================================================================================
   TOTAL                 $352,685,260   $330,019,352   $(485,730,842)   $          --     $196,973,770     $ 688,141    $        --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

*Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2005, securities with an aggregate value of $147,703,262 were on loan to brokers. The loans were secured by cash collateral of $149,225,026 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $13,164 for securities lending transactions.

AGRO-QTR-1

NOTE 4--OPTION CONTRACTS WRITTEN


            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------
                               CALL OPTION CONTRACTS
                            ----------------------------
                            NUMBER OF          PREMIUMS
                            CONTRACTS          RECEIVED
--------------------------------------------------------
Beginning of period           16,109         $   830,759
--------------------------------------------------------
Written                       29,141           2,943,972
--------------------------------------------------------
Exercised                    (11,375)         (1,036,939)
--------------------------------------------------------
Expired                      (16,750)           (882,097)
========================================================
End of period                 17,125         $ 1,855,695
________________________________________________________
========================================================

                                       OPEN CALL OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------
                                                                                       JANUARY 31,
                                                                                           2005          UNREALIZED
                                    CONTRACT     STRIKE     NUMBER OF     PREMIUMS        MARKET        APPRECIATION
                                     MONTH        PRICE     CONTRACTS     RECEIVED        VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.          Feb-05       $50.0         2,500    $  248,939    $    31,250     $      217,689
---------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.                    Feb-05       $40.0         3,125       366,366        226,563            139,803
---------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                         Apr-05       $45.0         2,250       235,500        208,125             27,375
---------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.             Feb-05       $17.5         3,250       157,464        170,625            (13,161)
---------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.   Feb-05       $50.0         3,000       305,980        405,000            (99,020)
---------------------------------------------------------------------------------------------------------------------
Joy Global Inc.                      Feb-05       $30.0         2,000       281,662         82,500            199,162
---------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.            Feb-05       $80.0         1,000       259,784          5,000            254,784
=====================================================================================================================
                                                               17,125    $1,855,695    $ 1,129,063     $      726,632
_____________________________________________________________________________________________________________________
=====================================================================================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $875,563,502 and $994,141,538, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 231,143,854
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (51,506,438)
================================================================================
Net unrealized appreciation of investment securities               $ 179,637,416
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $1,869,472,429.

AGRO-QTR-1

                               AIM BLUE CHIP FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com                BCH-QTR-1 1/05        A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--99.53%
AEROSPACE & DEFENSE--1.32%
United Technologies Corp.                                                                325,000                     $   32,721,000
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.60%
FedEx Corp.                                                                              155,000                         14,825,750
===================================================================================================================================

ALUMINUM--0.49%
Alcoa Inc.                                                                               410,000                         12,099,100
===================================================================================================================================

APPLICATION SOFTWARE--0.90%
Amdocs Ltd. (United Kingdom)                    (a)                                      750,000                         22,312,500
===================================================================================================================================

BIOTECHNOLOGY--2.13%
Amgen Inc.                                      (a)                                      560,000                         34,854,400
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                 (a)(b)                                   375,000                         17,891,250
===================================================================================================================================
                                                                                                                         52,745,650
===================================================================================================================================

BUILDING PRODUCTS--0.89%
Masco Corp.                                                                              600,000                         22,080,000
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.84%
Cisco Systems, Inc.                             (a)                                    2,750,000                         49,610,000
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                           870,000                         13,693,800
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                            850,000                         31,654,000
===================================================================================================================================
                                                                                                                         94,957,800
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.80%
Best Buy Co., Inc.                                                                       370,000                         19,902,300
===================================================================================================================================

COMPUTER HARDWARE--3.72%
Dell Inc.                                       (a)                                    1,250,000                         52,200,000
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                    425,000                         39,703,500
===================================================================================================================================
                                                                                                                         91,903,500
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.30%
EMC Corp.                                       (a)                                    2,450,000                         32,095,000
===================================================================================================================================

BCH-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--2.91%
American Express Co.                                                                     635,000                     $   33,877,250
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                               485,000                         12,891,300
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                500,000                         25,095,000
===================================================================================================================================
                                                                                                                         71,863,550
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.06%
Automatic Data Processing, Inc.                                                          600,000                         26,088,000
===================================================================================================================================

DEPARTMENT STORES--1.18%
J.C. Penney Co., Inc.                                                                    385,000                         16,447,200
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                          265,000                         12,786,250
===================================================================================================================================
                                                                                                                         29,233,450
===================================================================================================================================

DIVERSIFIED BANKS--3.33%
Bank of America Corp.                                                                    840,000                         38,950,800
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                             525,000                         15,776,250
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                        450,000                         27,585,000
===================================================================================================================================
                                                                                                                         82,312,050
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.04%
Dow Chemical Co. (The)                                                                   515,000                         25,595,500
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.33%
Apollo Group, Inc.-Class A                      (a)                                      165,000                         12,901,350
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                            850,000                         20,017,500
===================================================================================================================================
                                                                                                                         32,918,850
===================================================================================================================================

ELECTRIC UTILITIES--0.93%
FPL Group, Inc.                                                                          300,000                         22,992,000
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.16%
Cooper Industries, Ltd.-Class A (Bermuda)                                                 57,300                          3,982,350
===================================================================================================================================

FOOTWEAR--1.23%
NIKE, Inc.-Class B                                                                       350,000                         30,320,500
===================================================================================================================================

GENERAL MERCHANDISE STORES--0.51%
Target Corp.                                                                             250,000                         12,692,500
===================================================================================================================================

HEALTH CARE EQUIPMENT--3.02%
Medtronic, Inc.                                                                          575,000                         30,181,750
-----------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                    (a)                                      220,000                          8,300,600
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                    (a)                                      375,000                         18,405,000
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                           (a)(b)                                   225,000                         17,741,250
===================================================================================================================================
                                                                                                                         74,628,600
===================================================================================================================================

BCH-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL--2.00%
Home Depot, Inc. (The)                                                                 1,200,000                     $   49,512,000
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.52%
Carnival Corp. (Panama)                                                                  350,000                         20,160,000
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                300,000                         17,367,000
===================================================================================================================================
                                                                                                                         37,527,000
===================================================================================================================================

HOUSEHOLD PRODUCTS--2.13%
Procter & Gamble Co. (The)                                                               990,000                         52,697,700
===================================================================================================================================

HOUSEWARES & SPECIALTIES--0.76%
Fortune Brands, Inc.                                                                     225,000                         18,895,500
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--3.79%
Costco Wholesale Corp.                                                                   650,000                         30,725,500
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                  1,200,000                         62,880,000
===================================================================================================================================
                                                                                                                         93,605,500
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--5.29%
General Electric Co.                                                                   2,100,000                         75,873,000
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                      1,520,000                         54,932,800
===================================================================================================================================
                                                                                                                        130,805,800
===================================================================================================================================

INDUSTRIAL GASES--0.56%
Air Products & Chemicals, Inc.                                                           235,000                         13,843,850
===================================================================================================================================

INDUSTRIAL MACHINERY--1.85%
Danaher Corp.                                                                            525,000                         28,812,000
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                              250,000                         16,997,500
===================================================================================================================================
                                                                                                                         45,809,500
===================================================================================================================================

INTEGRATED OIL & GAS--3.62%
Exxon Mobil Corp.                                                                      1,735,000                         89,526,000
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.89%
SBC Communications Inc.                                                                  925,000                         21,978,000
===================================================================================================================================

INTERNET RETAIL--0.66%
eBay Inc.                                       (a)                                      200,000                         16,300,000
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.51%
Yahoo! Inc.                                     (a)                                      360,000                         12,675,600
===================================================================================================================================

                                      F-3
BCH-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--3.39%
Goldman Sachs Group, Inc. (The)                                                          365,000                     $   39,365,250
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                525,000                         31,536,750
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                           230,000                         12,870,800
===================================================================================================================================
                                                                                                                         83,772,800
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.68%
Accenture Ltd.-Class A (Bermuda)                (a)                                      650,000                         16,932,500
===================================================================================================================================

MANAGED HEALTH CARE--2.36%
UnitedHealth Group Inc.                                                                  485,000                         43,116,500
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint Inc.                                  (a)                                      125,000                         15,187,500
===================================================================================================================================
                                                                                                                         58,304,000
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.67%
Walt Disney Co. (The)                                                                    575,000                         16,462,250
===================================================================================================================================

MULTI-LINE INSURANCE--2.09%
American International Group, Inc.                                                       600,000                         39,774,000
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                                                          450,000                         11,938,500
===================================================================================================================================
                                                                                                                         51,712,500
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.84%
Dominion Resources, Inc.                                                                 300,000                         20,814,000
===================================================================================================================================

OIL & GAS DRILLING--0.48%
ENSCO International Inc.                                                                 350,000                         11,980,500
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.96%
BJ Services Co.                                 (b)                                      450,000                         21,622,500
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                          395,000                         26,875,800
===================================================================================================================================
                                                                                                                         48,498,300
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--4.91%
Citigroup Inc.                                                                         1,580,000                         77,499,000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                   1,175,000                         43,862,750
===================================================================================================================================
                                                                                                                        121,361,750
===================================================================================================================================

PERSONAL PRODUCTS--1.51%
Gillette Co. (The)                                                                       735,000                         37,279,200
===================================================================================================================================

PHARMACEUTICALS--6.65%
Allergan, Inc.                                                                           230,000                         17,468,500
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                       (a)                                      300,000                         12,459,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                      1,200,000                         77,640,000
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                            1,455,000                         35,152,800
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    550,000                         21,796,500
===================================================================================================================================
                                                                                                                        164,516,800
===================================================================================================================================

                                      F-4
BCH-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--1.07%
Allstate Corp. (The)                                                                     525,000                     $   26,481,000
===================================================================================================================================

RAILROADS--0.79%
Canadian National Railway Co. (Canada)          (c)                                      330,000                         19,618,500
===================================================================================================================================

RESTAURANTS--2.05%
McDonald's Corp.                                                                       1,150,000                         37,248,500
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                 (a)                                      250,000                         13,500,000
===================================================================================================================================
                                                                                                                         50,748,500
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.73%
KLA-Tencor Corp.                                (a)                                      390,000                         18,037,500
===================================================================================================================================

SEMICONDUCTORS--3.85%
Analog Devices, Inc.                                                                     420,000                         15,073,800
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                            1,535,000                         34,460,750
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                  340,000                         12,831,600
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                485,000                         12,634,250
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                             695,000                         20,287,050
===================================================================================================================================
                                                                                                                         95,287,450
===================================================================================================================================

SOFT DRINKS--0.81%
PepsiCo, Inc.                                                                            375,000                         20,137,500
===================================================================================================================================

SPECIALTY STORES--0.59%
Bed Bath & Beyond Inc.                          (a)                                      360,000                         14,504,400
===================================================================================================================================

STEEL--0.37%
United States Steel Corp.                                                                175,000                          9,065,000
===================================================================================================================================

SYSTEMS SOFTWARE--6.13%
Microsoft Corp.                                                                        2,970,000                         78,051,600
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                    (a)                                    3,000,000                         41,310,000
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                  (a)                                      750,000                         17,512,500
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.                          (a)                                      575,000                         14,789,000
===================================================================================================================================
                                                                                                                        151,663,100
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.59%
Fannie Mae                                                                               225,000                         14,530,500
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.74%
Vodafone Group PLC-ADR (United Kingdom)                                                  700,000                         18,186,000
===================================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $1,882,035,709)                                                    2,461,340,450
===================================================================================================================================

BCH-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.41%
Liquid Assets Portfolio-Institutional Class     (d)                                    5,007,661                     $    5,007,661
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class        (d)                                    5,007,661                          5,007,661
===================================================================================================================================

Total Money Market Funds (Cost $10,015,322)                                                                              10,015,322
===================================================================================================================================
TOTAL INVESTMENTS--99.94% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $1,892,051,031)                                                                              2,471,355,772
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.06%
STIC Prime Portfolio-Institutional Class        (d)(e)                                 1,500,000                          1,500,000
===================================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $1,500,000)                                                                      1,500,000
===================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $1,893,551,031)                                                                    $2,472,855,772
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1C and Note 4.
(c) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

BCH-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

BCH-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

BCH-QTR-1

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                       UNREALIZED         MARKET                     REALIZED
                            VALUE        PURCHASES      PROCEEDS        APPRECIATION        VALUE        DIVIDEND       GAIN
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class      $ 7,279,701   $  78,855,858  $ (81,127,898)   $           --     $ 5,007,661   $   51,066      $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        7,279,701      78,855,858    (81,127,898)               --       5,007,661       52,044               --
===================================================================================================================================
   SUBTOTAL              $14,559,402   $ 157,711,716  $(162,255,796)   $           --     $10,015,322   $  103,110      $        --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            MARKET                                       UNREALIZED         MARKET                     REALIZED
                            VALUE        PURCHASES      PROCEEDS        APPRECIATION        VALUE        DIVIDEND        GAIN
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        34,975,975     61,020,600    (94,496,575)               --        1,500,000       3,987               --
===================================================================================================================================
   TOTAL                 $ 49,535,377  $ 218,732,316  $(256,752,371)    $          --     $ 11,515,322  $  107,097     $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At January 31, 2005, securities with an aggregate value of $838,245 were on loan to brokers. The loans were secured by cash collateral of $1,500,000 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $3,987 for securities lending transactions.

NOTE 4--OPTION CONTRACTS WRITTEN

                 TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------
                                           CALL OPTION CONTRACTS
                                           ----------------------
                                           NUMBER OF     PREMIUMS
                                           CONTRACTS     RECEIVED
                                           ---------     --------
Beginning of period                               --     $     --
-----------------------------------------------------------------
Written                                        3,360      320,353
-----------------------------------------------------------------
Closed                                          (460)     (44,062)
=================================================================
End of period                                  2,900     $276,291
_________________________________________________________________
=================================================================

BCH-QTR-1

                                OPEN CALL OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------
                                                                           JANUARY 31,
                                                                               2005         UNREALIZED
                        CONTRACT     STRIKE     NUMBER OF     PREMIUMS        MARKET        APPRECIATION/
                         MONTH        PRICE     CONTRACTS     RECEIVED        VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
CALLS
BJ Services Co.          Apr-05      $ 47.5         1,250     $158,745       $371,875           $(213,130)
---------------------------------------------------------------------------------------------------------
Genentech, Inc.          Feb-05        55.0         1,000       47,998          7,500              40,498
---------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.    Feb-05        85.0           650       69,548         17,875              51,673
=========================================================================================================
                                                    2,900     $276,291       $397,250           $(120,959)
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $310,304,972 and $512,266,074, respectively. For interim reporting periods the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $575,641,583
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (36,392,666)
===============================================================================
Net unrealized appreciation of investment securities               $539,248,917
_______________________________________________________________________________
===============================================================================

Cost of investments for tax purposes is $1,933,606,855.

BCH-QTR-1

                          AIM CAPITAL DEVELOPMENT FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIMinvestments.com                  CDV-QTR-1           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--90.34%
ADVERTISING--1.45%
Omnicom Group Inc.                                                                          67,800                   $    5,755,542
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.                                 (a)                                   210,700                       12,473,440
===================================================================================================================================
                                                                                                                         18,228,982
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.86%
Robinson (C.H.) Worldwide, Inc.                      (b)                                   210,400                       10,835,600
===================================================================================================================================

APPAREL RETAIL--2.10%
Abercrombie & Fitch Co.-Class A                                                            271,900                       13,627,628
-----------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                          446,900                       12,790,278
===================================================================================================================================
                                                                                                                         26,417,906
===================================================================================================================================

APPLICATION SOFTWARE--2.85%
Amdocs Ltd. (United Kingdom)                         (a)                                   473,400                       14,083,650
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                             395,900                       11,627,583
-----------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.                                     (a)                                    91,100                        3,119,264
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                            (a)                                   161,000                        7,046,970
===================================================================================================================================
                                                                                                                         35,877,467
===================================================================================================================================

BIOTECHNOLOGY--2.68%
Affymetrix, Inc.                                     (a)                                   165,000                        6,791,400
-----------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc.       (a)                                   200,000                        9,476,000
-----------------------------------------------------------------------------------------------------------------------------------
Chiron Corp.                                         (a)                                   177,300                        5,824,305
-----------------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                             (a)                                   218,600                       11,546,452
===================================================================================================================================
                                                                                                                         33,638,157
===================================================================================================================================

BUILDING PRODUCTS--0.98%
American Standard Cos. Inc.                          (a)                                   306,900                       12,288,276
===================================================================================================================================

CASINOS & GAMING--2.39%
Harrah's Entertainment, Inc.                         (b)                                   234,400                       14,823,456
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp.-Class A                       (a)                                   590,600                       15,190,232
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         30,013,688
===================================================================================================================================

COMMERCIAL PRINTING--1.01%
Donnelley (R.R.) & Sons Co.                                                                379,764                       12,703,106
===================================================================================================================================

COMMODITY CHEMICALS--0.87%
Celanese Corp.-Series A                              (a)                                   677,200                       10,923,236
===================================================================================================================================

CDV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.25%
Avaya Inc.                                           (a)                                   661,600                       $9,493,960
-----------------------------------------------------------------------------------------------------------------------------------
Avocent Corp.                                        (a)                                   161,100                        5,881,761
-----------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                         (a)                                   489,900                        5,359,506
-----------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                               210,100                       13,608,177
-----------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                          286,000                       10,642,060
-----------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                             (b)                                   278,200                        8,432,242
===================================================================================================================================
                                                                                                                         53,417,706
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.45%
Emulex Corp.                                         (a)                                   345,100                        5,649,287
===================================================================================================================================

CONSUMER FINANCE--0.95%
AmeriCredit Corp.                                    (a)(b)                                253,700                        6,228,335
-----------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp. (The)                         (a)                                    88,800                        5,712,504
===================================================================================================================================
                                                                                                                         11,940,839
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.43%
Alliance Data Systems Corp.                          (a)                                   268,600                       11,662,612
-----------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc.                      (a)                                   559,700                       10,141,764
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                                   (a)(b)                                311,850                        8,794,170
===================================================================================================================================
                                                                                                                         30,598,546
===================================================================================================================================

DEPARTMENT STORES--0.81%
Kohl's Corp.                                         (a)(b)                                216,200                       10,163,562
===================================================================================================================================

DISTILLERS & VINTNERS--1.01%
Constellation Brands, Inc.-Class A                   (a)                                   244,000                       12,668,480
===================================================================================================================================

DIVERSIFIED BANKS--0.73%
Centennial Bank Holdings, Inc. (Acquired 12/27/2004;
Cost $8,963,850)                                     (a)(c)(d)                             853,700                        9,177,275
===================================================================================================================================

DIVERSIFIED CHEMICALS--0.95%
Eastman Chemical Co.                                                                       221,100                       11,972,565
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--4.12%
Career Education Corp.                               (a)                                   309,300                       12,461,697
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                               268,900                       11,697,150
-----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America                         (a)                                   349,300                       14,352,737
-----------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                            595,500                       13,267,740
===================================================================================================================================
                                                                                                                         51,779,324
===================================================================================================================================

DRUG RETAIL--0.94%
Shoppers Drug Mart Corp. (Canada)                    (a)                                   374,800                       11,839,446
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.96%
Cooper Industries, Ltd.-Class A (Bermuda)                                                  174,100                       12,099,950
===================================================================================================================================

CDV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.51%
Aeroflex Inc.                                        (a)                                   616,500                     $  5,930,730
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.-Class A                               (a)                                   332,400                       13,073,292
===================================================================================================================================
                                                                                                                         19,004,022
===================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.88%
Benchmark Electronics, Inc.                          (a)                                   346,100                       11,064,817
===================================================================================================================================

EMPLOYMENT SERVICES--0.90%
Manpower Inc.                                                                              231,600                       11,267,340
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.78%
Republic Services, Inc.                                                                    116,300                        3,834,411
-----------------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc.                                     (a)                                   115,900                        5,960,737
===================================================================================================================================
                                                                                                                          9,795,148
===================================================================================================================================

GENERAL MERCHANDISE STORES--1.68%
Dollar General Corp.                                                                       498,400                       10,072,664
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.                             (a)(b)                                404,700                       11,019,981
===================================================================================================================================
                                                                                                                         21,092,645
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.93%
Henry Schein, Inc.                                   (a)                                   126,900                        8,636,814
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                             100,000                        3,075,000
===================================================================================================================================
                                                                                                                         11,711,814
===================================================================================================================================

HEALTH CARE EQUIPMENT--3.95%
Bio-Rad Laboratories, Inc.-Class A                   (a)                                    96,400                        5,667,356
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                 (a)(b)                                192,200                       12,137,430
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                               (a)                                   161,200                       10,478,000
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                          545,500                       12,541,045
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                         (a)                                   180,600                        8,863,848
===================================================================================================================================
                                                                                                                         49,687,679
===================================================================================================================================

HEALTH CARE FACILITIES--1.25%
Community Health Systems Inc.                        (a)                                   435,000                       12,606,300
-----------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.                                     (a)                                   165,495                        3,069,932
===================================================================================================================================
                                                                                                                         15,676,232
===================================================================================================================================

HEALTH CARE SERVICES--4.56%
Caremark Rx, Inc.                                    (a)                                   290,000                       11,339,000
-----------------------------------------------------------------------------------------------------------------------------------
Covance Inc.                                         (a)                                   198,900                        8,453,250
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                         (a)                                   328,550                       13,785,958
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                (a)                                   162,800                       12,078,132
-----------------------------------------------------------------------------------------------------------------------------------
Renal Care Group, Inc.                               (a)(b)                                306,900                       11,711,304
===================================================================================================================================
                                                                                                                         57,367,644
===================================================================================================================================

HEALTH CARE SUPPLIES--0.97%
Cooper Cos., Inc. (The)                                                                    159,300                       12,218,310
===================================================================================================================================

CDV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOME FURNISHINGS--0.59%
Tempur-Pedic International Inc.                      (a)                                   344,300                       $7,364,577
===================================================================================================================================

HOMEBUILDING--1.22%
Ryland Group, Inc. (The)                                                                   236,400                       15,335,268
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.97%
Hilton Hotels Corp.                                                                        557,800                       12,411,050
-----------------------------------------------------------------------------------------------------------------------------------
Royal Carribbean Cruises Ltd. (Liberia)                                                    233,300                       12,364,900
===================================================================================================================================
                                                                                                                         24,775,950
===================================================================================================================================

HOUSEWARES & SPECIALTIES--2.08%
Jarden Corp.                                         (a)                                   287,700                       13,234,200
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)                        (a)(b)                                393,400                       12,887,784
===================================================================================================================================
                                                                                                                         26,121,984
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.47%
BJ's Wholesale Club, Inc.                            (a)(b)                                204,900                        5,862,189
===================================================================================================================================

INDUSTRIAL MACHINERY--2.55%
Eaton Corp.                                                                                127,800                        8,689,122
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                       152,100                       11,313,198
-----------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                      185,600                       12,093,696
===================================================================================================================================
                                                                                                                         32,096,016
===================================================================================================================================

INSURANCE BROKERS--0.88%
Willis Group Holdings Ltd. (Bermuda)                                                       284,300                       10,996,724
===================================================================================================================================

INTEGRATED OIL & GAS--0.92%
Murphy Oil Corp.                                                                           129,500                       11,561,760
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.47%
Digital River, Inc.                                  (a)                                   252,600                        9,879,186
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                       (a)                                   331,200                        8,558,208
===================================================================================================================================
                                                                                                                         18,437,394
===================================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--0.92%
iShares Nasdaq Biotechnology Index Fund              (a)(b)                                161,400                       11,498,136
===================================================================================================================================

LEISURE PRODUCTS--0.96%
Brunswick Corp.                                                                            262,700                       12,115,724
===================================================================================================================================

METAL & GLASS CONTAINERS--0.47%
Pactiv Corp.                                         (a)                                   265,000                        5,885,650
===================================================================================================================================

MULTI-LINE INSURANCE--0.89%
Quanta Capital Holdings Ltd. (Bermuda) (Acquired
08/27/03; Cost $10,000,000)                          (a)(d)(e)                           1,000,000                        9,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Quanta Capital Holdings Ltd. (Bermuda)               (a)                                   138,100                        1,353,380
===================================================================================================================================
                                                                                                                         11,153,380
===================================================================================================================================

CDV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.02%
Questar Corp.                                                                              251,900                      $12,796,520
===================================================================================================================================

OFFICE ELECTRONICS--0.47%
Zebra Technologies Corp.-Class A                     (a)                                   115,125                        5,863,316
===================================================================================================================================

OIL & GAS DRILLING--0.70%
Noble Corp. (Cayman Islands)                         (a)(b)                                166,000                        8,856,100
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.44%
Halliburton Co.                                      (b)                                   300,000                       12,339,000
-----------------------------------------------------------------------------------------------------------------------------------
National-Oilwell, Inc.                               (a)                                   250,000                        9,220,000
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)             (a)                                   168,000                        9,117,360
===================================================================================================================================
                                                                                                                         30,676,360
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.39%
W&T Offshore, Inc.                                   (a)                                   272,400                        4,957,680
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.28%
Williams Cos., Inc. (The)                                                                  954,100                       16,038,421
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.00%
CapitalSource Inc.                                   (a)(b)                                531,400                       12,546,354
===================================================================================================================================

PHARMACEUTICALS--0.91%
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                       326,347                       11,422,145
===================================================================================================================================

REAL ESTATE--4.57%
Aames Investment Corp.                                                                     984,300                       10,325,307
-----------------------------------------------------------------------------------------------------------------------------------
Fieldstone Investment Corp. (Acquired 11/10/2003-
11/11/2003; Cost $9,984,140)                         (c)(d)                                661,900                       11,417,775
-----------------------------------------------------------------------------------------------------------------------------------
KKR Financial Corp (Acquired 08/05/2004; Cost
$10,250,000)                                         (a)(c)(d)                           1,025,000                       11,018,750
-----------------------------------------------------------------------------------------------------------------------------------
New Century Financial Corp.                                                                235,200                       14,086,128
-----------------------------------------------------------------------------------------------------------------------------------
People's Choice Financial Corp. (Acquired 12/21/2004;
Cost $10,296,000)                                    (a)(c)(d)                           1,029,600                       10,553,400
===================================================================================================================================
                                                                                                                         57,401,360
===================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.41%
CB Richard Ellis Group, Inc.-Class A                 (a)                                   504,700                       17,659,453
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.98%
KLA-Tencor Corp.                                     (a)                                   283,400                       13,107,250
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                               (a)                                   452,000                       11,819,800
===================================================================================================================================
                                                                                                                         24,927,050
===================================================================================================================================

SEMICONDUCTORS--2.16%
ATI Technologies Inc. (Canada)                       (a)                                   659,800                       11,434,334
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                  374,762                        9,762,550
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                         (b)                                   351,300                        5,947,509
===================================================================================================================================
                                                                                                                         27,144,393
===================================================================================================================================

CDV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOFT DRINKS--0.43%
Cott Corp. (Canada)                                  (a)                                   225,200                       $5,461,100
===================================================================================================================================

SPECIALTY CHEMICALS--0.80%
Great Lakes Chemical Corp.                                                                 382,300                       10,111,835
===================================================================================================================================

SPECIALTY STORES--1.72%
Advance Auto Parts, Inc.                             (a)                                   281,200                       12,119,720
-----------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                (a)(b)                                273,800                        9,473,480
===================================================================================================================================
                                                                                                                         21,593,200
===================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.46%
CDW Corp.                                                                                   98,500                        5,762,250
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.01%
American Tower Corp.-Class A                         (a)                                   668,500                       12,113,220
-----------------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.                                    (a)(b)                                246,600                       13,267,080
-----------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.                                    (a)                                   213,100                       12,487,660
===================================================================================================================================
                                                                                                                         37,867,960
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost
$917,912,529)                                                                                                         1,135,409,298
===================================================================================================================================

MONEY MARKET FUNDS--0.95%
Liquid Assets Portfolio-Institutional Class          (f)                                 5,934,243                        5,934,243
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class             (f)                                 5,934,243                        5,934,243
===================================================================================================================================

Total Money Market Funds (Cost $11,868,486)                                                                              11,868,486
===================================================================================================================================

TOTAL INVESTMENTS--91.29% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $929,781,015)                                                                                1,147,277,784
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--8.71%
Liquid Assets Portfolio-Institutional Class          (f)(g)                             54,747,909                       54,747,909
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class             (f)(g)                             54,747,910                       54,747,910
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $109,495,819)                                                                  109,495,819
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,039,276,834)                                                                    $1,256,773,603
___________________________________________________________________________________________________________________________________
===================================================================================================================================

CDV-QTR-1

Investment Abbreviations:

ADR  American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.
(c) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $42,167,200, which represented 3.36% of the Fund's Total Investments.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $51,967,200, which represented 4.13% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at January 31, 2005 represented 0.78% of the Fund's Total Investments. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

CDV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

CDV-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

CDV-QTR-1

E. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE        DIVIDEND        REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class      $ 10,261,930  $ 65,829,442   $ (70,157,129)   $           --    $  5,934,243  $   64,502      $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        10,261,930    65,829,442     (70,157,129)               --       5,934,243      65,803                --
===================================================================================================================================
   SUBTOTAL              $ 20,523,860  $131,658,884   $(140,314,258)   $           --    $ 11,868,486  $  130,305      $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE        DIVIDEND        REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME*       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class     $ 69,189,281   $ 34,929,616  $ (49,370,988)    $           --    $ 54,747,909   $   46,135     $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class       69,189,281     34,643,005    (49,084,376)                --      54,747,910       47,111               --
===================================================================================================================================
   SUBTOTAL             $138,378,562   $ 69,572,621  $ (98,455,364)    $           --    $109,495,819   $   93,246     $         --
===================================================================================================================================
   TOTAL                $158,902,422   $201,231,505  $(238,769,622)    $           --    $121,364,305   $  223,551     $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

CDV-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2005, securities with an aggregate value of $108,881,258 were on loan to brokers. The loans were secured by cash collateral of $109,495,819 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $93,246 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $437,054,710 and $445,386,456, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $228,459,263
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (11,290,866)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $217,168,397
===============================================================================

Cost of investments for tax purposes is $1,039,605,206.

CDV-QTR-1

                                AIM CHARTER FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               CHT-QTR-1 1/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                         MARKET
                                                                                     SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--73.28%
AEROSPACE & DEFENSE--1.29%
Northrop Grumman Corp.                                                               700,000                          $  36,316,000
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.96%
Bank of New York Co., Inc. (The)                                                     915,000                             27,184,650
===================================================================================================================================

COMPUTER HARDWARE--1.38%
International Business Machines Corp.                                                418,000                             39,049,560
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.99%
First Data Corp.                                                                     685,000                             27,906,900
===================================================================================================================================

DEPARTMENT STORES--1.80%
Kohl's Corp.                                            (a)                        1,081,700                             50,850,717
===================================================================================================================================

DIVERSIFIED BANKS--2.74%
Bank of America Corp.                                                              1,011,000                             46,880,070
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                       554,850                             30,433,522
===================================================================================================================================
                                                                                                                         77,313,592
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.33%
Dow Chemical Co. (The)                                                               758,000                             37,672,600
===================================================================================================================================

ELECTRIC UTILITIES--1.08%
FPL Group, Inc.                                                                      399,200                             30,594,688
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.01%
Emerson Electric Co.                                                                 425,000                             28,577,000
===================================================================================================================================

ENVIRONMENTAL SERVICES--2.06%
Waste Management, Inc.                                                             2,006,500                             58,188,500
===================================================================================================================================

FOOD RETAIL--2.09%
Kroger Co. (The)                                        (a)                        3,460,000                             59,166,000
===================================================================================================================================

CHT-QTR-1

                                                                                                                         MARKET
                                                                                     SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.19%
Kimberly-Clark Corp.                                                                 513,000                          $  33,606,630
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.83%
General Electric Co.                                                               1,434,500                             51,828,485
===================================================================================================================================

INDUSTRIAL MACHINERY--1.30%
Dover Corp.                                                                          960,800                             36,798,640
===================================================================================================================================

INTEGRATED OIL & GAS--5.79%
Amerada Hess Corp.                                                                   513,500                             44,494,775
-----------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                  561,000                             30,518,400
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                  1,099,700                             56,744,520
-----------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                     358,700                             32,024,736
===================================================================================================================================
                                                                                                                        163,782,431
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.49%
ALLTEL Corp.                                                                         269,000                             14,805,760
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                                                            1,150,000                             27,324,000
===================================================================================================================================
                                                                                                                         42,129,760
===================================================================================================================================

INTERNET RETAIL--0.92%
IAC/InterActiveCorp                                     (a)                        1,070,000                             25,926,100
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.65%
Morgan Stanley                                                                       832,250                             46,572,710
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.09%
Dominion Resources, Inc.                                                             445,000                             30,874,100
===================================================================================================================================

OFFICE ELECTRONICS--1.77%
Xerox Corp.                                             (a)                        3,156,300                             50,122,044
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.61%
Baker Hughes Inc.                                                                    961,000                             41,611,300
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                      633,000                             30,415,650
-----------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                               (a)                          504,800                             29,884,160
===================================================================================================================================
                                                                                                                        101,911,110
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.16%
Citigroup Inc.                                                                       670,000                             32,863,500
===================================================================================================================================

CHT-QTR-1

                                                                                                                         MARKET
                                                                                     SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PACKAGED FOODS & MEATS--7.04%
Campbell Soup Co.                                                                  1,507,000                          $  44,185,240
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                1,610,000                             85,313,900
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                (b)                        1,170,000                             39,756,600
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                     1,265,000                             29,702,200
===================================================================================================================================
                                                                                                                        198,957,940
===================================================================================================================================

PAPER PRODUCTS--1.23%
Georgia-Pacific Corp.                                                              1,087,000                             34,892,700
===================================================================================================================================

PHARMACEUTICALS--8.05%
Bristol-Myers Squibb Co.                                                           1,635,000                             38,324,400
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                               (a)                        1,370,000                             56,896,100
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                    495,000                             32,026,500
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                   2,420,000                             67,881,000
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                815,000                             32,298,450
===================================================================================================================================
                                                                                                                        227,426,450
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--3.17%
Berkshire Hathaway Inc.-Class A                         (a)                              320                             28,768,000
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                                    398,000                             29,643,040
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                  828,122                             31,087,700
===================================================================================================================================
                                                                                                                         89,498,740
===================================================================================================================================

PUBLISHING--3.54%
Gannett Co., Inc.                                                                    450,000                             36,018,000
-----------------------------------------------------------------------------------------------------------------------------------
New York Times Co. (The)-Class A                        (b)                          717,900                             27,911,952
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                          900,000                             35,982,000
===================================================================================================================================
                                                                                                                         99,911,952
===================================================================================================================================

RAILROADS--1.13%
Union Pacific Corp.                                                                  538,000                             32,064,800
===================================================================================================================================

SEMICONDUCTORS--4.10%
Analog Devices, Inc.                                                                 751,000                             26,953,390
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                        1,441,500                             32,361,675
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                       1,771,000                             29,983,030
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                         915,000                             26,708,850
===================================================================================================================================
                                                                                                                        116,006,945
===================================================================================================================================

SOFT DRINKS--1.03%
Coca-Cola Co. (The)                                                                  700,000                             29,043,000
===================================================================================================================================

CHT-QTR-1

                                                                                                                         MARKET
                                                                                     SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SYSTEMS SOFTWARE--4.41%
Computer Associates International, Inc.                                            1,403,093                          $  38,150,099
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                    3,287,000                             86,382,360
===================================================================================================================================
                                                                                                                        124,532,459
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.05%
Washington Mutual, Inc.                                                              734,560                             29,639,496
===================================================================================================================================

Total Domestic Common Stocks (Cost $1,846,570,353)                                                                    2,071,210,199
===================================================================================================================================


FOREIGN STOCKS & OTHER EQUITY INTERESTS--17.19%
BERMUDA--4.15%
Accenture Ltd.-Class A (IT Consulting & Other
Services)                                               (a)                        1,620,000                             42,201,000
-----------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.  (Oil & Gas Drilling)           (a)                          585,200                             29,494,080
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Industrial Conglomerates)                                 1,260,000                             45,536,400
===================================================================================================================================
                                                                                                                        117,231,480
===================================================================================================================================

CAYMAN ISLANDS--2.86%
ACE Ltd. (Property & Casualty Insurance)                                           1,030,000                             44,702,000
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)                                           1,024,000                             36,208,640
===================================================================================================================================
                                                                                                                         80,910,640
===================================================================================================================================

FINLAND--1.04%
Nokia Oyj-ADR (Communications Equipment)                                           1,924,100                             29,400,248
===================================================================================================================================

ISRAEL--1.54%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                       (b)                        1,518,000                             43,612,140
===================================================================================================================================

NETHERLANDS--2.72%
Heineken N.V. (Brewers)                                 (c)                        1,347,106                             46,170,630
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
(Consumer Electronics)                                  (c)                        1,175,000                             30,691,435
===================================================================================================================================
                                                                                                                         76,862,065
===================================================================================================================================

UNITED KINGDOM--4.88%
BP PLC-ADR (Integrated Oil & Gas)                                                  1,243,000                             74,107,660
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                          1,430,000                             63,735,100
===================================================================================================================================
                                                                                                                        137,842,760
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $398,224,131)                                                                                                     485,859,333
===================================================================================================================================

CHT-QTR-1

                                                                                                                         MARKET
                                                                                     SHARES                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--7.95%
Liquid Assets Portfolio-Institutional Class             (d)                      112,297,221                         $  112,297,221
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                (d)                      112,297,221                            112,297,221
===================================================================================================================================

Total Money Market Funds (Cost $224,594,442)                                                                            224,594,442
===================================================================================================================================
TOTAL INVESTMENTS--98.42% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $2,469,388,926)                                                                              2,781,663,974
===================================================================================================================================


INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.58%
STIC Prime Portfolio-Institutional Class                (d)(e)                    44,747,400                         $   44,747,400
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $44,747,400)                                                                    44,747,400
===================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $2,514,136,326)                                                                    $2,826,411,374
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Investment Abbreviations:

ADR    American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $76,862,065, which represented 2.72% of the Fund's Total Investments. See
     Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

CHT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of American unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

CHT-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

CHT-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                             MARKET                                      UNREALIZED         MARKET                   REALIZED
                             VALUE        PURCHASES        PROCEEDS     APPRECIATION        VALUE       DIVIDEND       GAIN
FUND                        10/31/04       AT COST        FROM SALES   (DEPRECIATION)      01/31/05      INCOME       (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class       $  83,058,993  $ 154,320,445  $ (125,082,217)  $          --   $  112,297,221  $  514,169  $       --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class          83,058,993    154,320,445    (125,082,217)             --      112,297,221     525,499           --
================================================================================================================================
   SUBTOTAL               $ 166,117,986  $ 308,640,890  $ (250,164,434)  $          --   $  224,594,442  $1,039,668  $        --
________________________________________________________________________________________________________________________________
================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                             MARKET                                      UNREALIZED         MARKET                   REALIZED
                             VALUE        PURCHASES        PROCEEDS     APPRECIATION        VALUE       DIVIDEND       GAIN
FUND                        10/31/04       AT COST        FROM SALES   (DEPRECIATION)      01/31/05      INCOME*      (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class       $ 27,336,279   $ 80,082,424   $ (62,671,303)  $           --    $ 44,747,400   $    2,758  $        --
================================================================================================================================
   TOTAL                  $193,454,265   $ 388,723,314  $(312,835,737)  $           --    $ 269,341,842  $1,042,426  $        --
________________________________________________________________________________________________________________________________
================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

CHT-QTR-1

     At January 31, 2005, securities with an aggregate value of $44,503,482 were on loan to brokers. The loans were secured by cash collateral of $44,747,400 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $2,758 for securities lending transactions.


NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $465,458,632 and $715,312,603, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

     Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00% which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  332,290,063
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (69,106,480)
===============================================================================
Net unrealized appreciation of investment securities             $  263,183,583
===============================================================================

Cost of investments for tax purposes is $2,563,227,791.

CHT-QTR-1

                             AIM CONSTELLATION FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               CST-QTR-1 1/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                        MARKET
                                                                                        SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--93.87%
ADVERTISING--1.03%
Lamar Advertising Co.-Class A                               (a)(b)                      1,609,800                     $  69,189,204
===================================================================================================================================

AEROSPACE & DEFENSE--0.67%
Honeywell International Inc.                                                            1,250,000                        44,975,000
===================================================================================================================================

AIR FREIGHT & LOGISTICS--1.13%
Expeditors International of Washington, Inc.                                              500,000                        28,070,000
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                               500,000                        47,825,000
===================================================================================================================================
                                                                                                                         75,895,000
===================================================================================================================================

AIRLINES--0.32%
Southwest Airlines Co.                                                                  1,500,000                        21,720,000
===================================================================================================================================

APPAREL RETAIL--0.37%
TJX Cos., Inc. (The)                                                                    1,000,000                        25,040,000
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.83%
Coach, Inc.                                                 (a)                         1,000,000                        56,100,000
===================================================================================================================================

APPLICATION SOFTWARE--1.27%
Amdocs Ltd. (United Kingdom)                                (a)                           800,000                        23,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                          1,200,000                        35,244,000
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                   (a)                           600,000                        26,262,000
===================================================================================================================================
                                                                                                                         85,306,000
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.28%
Investors Financial Services Corp.                                                        380,000                        19,155,800
===================================================================================================================================

BIOTECHNOLOGY--2.02%
Amgen Inc.                                                  (a)                           744,700                        46,350,128
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.                                            (a)(b)                        600,000                        38,976,000
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                       (a)                         1,527,600                        50,563,560
===================================================================================================================================
                                                                                                                        135,889,688
===================================================================================================================================

BROADCASTING & CABLE TV--0.96%
Univision Communications Inc.-Class A                       (a)                         1,500,000                        40,965,000
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class A                    (a)(b)                        750,000                        23,932,500
===================================================================================================================================
                                                                                                                         64,897,500
===================================================================================================================================

CST-QTR-1

                                                                                                                        MARKET
                                                                                        SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CASINOS & GAMING--0.08%
Las Vegas Sands Corp.                                       (a)(b)                        120,800                     $   5,242,720
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--5.27%
Avaya Inc.                                                  (a)                         1,500,000                        21,525,000
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                         (a)(b)                      7,500,000                       135,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                   (a)                         2,500,000                        55,875,000
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                      (a)(b)                      2,000,000                        50,260,000
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                          1,473,900                        23,199,186
-----------------------------------------------------------------------------------------------------------------------------------
Nokia Oyi-ADR (Finland)                                                                 2,500,000                        38,200,000
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                               (b)                           826,600                        30,782,584
===================================================================================================================================
                                                                                                                        355,141,770
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.48%
Best Buy Co., Inc.                                                                        600,000                        32,274,000
===================================================================================================================================

COMPUTER HARDWARE--3.24%
Apple Computer, Inc.                                        (a)(b)                        800,000                        61,520,000
-----------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                   (a)                         3,750,000                       156,600,000
===================================================================================================================================
                                                                                                                        218,120,000
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.39%
EMC Corp.                                                   (a)                         2,000,000                        26,200,000
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.31%
Caterpillar Inc.                                            (b)                           600,000                        53,460,000
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                               500,000                        34,715,000
===================================================================================================================================
                                                                                                                         88,175,000
===================================================================================================================================

CONSUMER ELECTRONICS--0.69%
Garmin Ltd. (Cayman Islands)                                (b)                           400,000                        22,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                     200,000                        24,330,000
===================================================================================================================================
                                                                                                                         46,330,000
===================================================================================================================================

CONSUMER FINANCE--2.64%
American Express Co.                                                                    1,250,000                        66,687,500
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                               264,900                        20,736,372
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                              1,500,000                        39,870,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                               1,000,000                        50,190,000
===================================================================================================================================
                                                                                                                        177,483,872
===================================================================================================================================

CST-QTR-1

                                                                                                                        MARKET
                                                                                        SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--2.42%
Automatic Data Processing, Inc.                                                         1,000,000                      $ 43,480,000
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.                                                (a)                         2,250,000                        86,062,500
-----------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                           1,100,000                        33,539,000
===================================================================================================================================
                                                                                                                        163,081,500
===================================================================================================================================

DEPARTMENT STORES--0.37%
Sears, Roebuck & Co.                                        (b)                           500,000                        25,125,000
===================================================================================================================================

DIVERSIFIED BANKS--0.69%
Bank of America Corp.                                                                   1,000,000                        46,370,000
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.49%
Dow Chemical Co. (The)                                                                    650,000                        32,305,000
-----------------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                              (b)                           750,000                        35,670,000
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                        (b)                           600,000                        32,490,000
===================================================================================================================================
                                                                                                                        100,465,000
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--0.48%
Cintas Corp.                                                                              750,000                        32,625,000
===================================================================================================================================

DIVERSIFIED METALS & MINING--0.65%
Foundation Coal Holdings, Inc.                              (a)                           239,900                         5,265,805
-----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                        400,000                        38,520,000
===================================================================================================================================
                                                                                                                         43,785,805
===================================================================================================================================

DRUG RETAIL--0.63%
Walgreen Co.                                                                            1,000,000                        42,610,000
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.35%
Emerson Electric Co.                                        (b)                           510,500                        34,326,020
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                               1,000,000                        56,650,000
===================================================================================================================================
                                                                                                                         90,976,020
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.51%
Agilent Technologies, Inc.                                  (a)                         1,550,000                        34,270,500
===================================================================================================================================

EMPLOYMENT SERVICES--1.58%
Robert Half International Inc.                              (b)                         3,500,000                       106,190,000
===================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.56%
Monsanto Co.                                                                              700,000                        37,891,000
===================================================================================================================================

FOOD RETAIL--0.46%
Whole Foods Market, Inc.                                    (b)                           350,000                        31,297,000
===================================================================================================================================

CST-QTR-1

                                                                                                                        MARKET
                                                                                        SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOTWEAR--0.45%
NIKE, Inc.-Class B                                                                        350,000              $         30,320,500
===================================================================================================================================

GOLD--1.06%
Newmont Mining Corp.                                        (b)                         1,049,200                        43,636,228
-----------------------------------------------------------------------------------------------------------------------------------
Placer Dome Inc. (Canada)                                   (b)                         1,610,100                        27,452,205
===================================================================================================================================
                                                                                                                         71,088,433
===================================================================================================================================

HEALTH CARE EQUIPMENT--6.29%
Bard (C.R.), Inc.                                                                         652,100                        44,212,380
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                 1,034,200                        58,587,430
-----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                (b)                         2,553,075                       108,454,626
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                        (a)                           806,500                        50,930,475
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                           815,700                        42,816,093
-----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                      (a)                         1,254,500                        49,276,760
-----------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                (a)                           834,400                        31,481,912
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                                       (a)                           475,600                        37,501,060
===================================================================================================================================
                                                                                                                        423,260,736
===================================================================================================================================

HEALTH CARE SERVICES--1.41%
Caremark Rx, Inc.                                           (a)                         2,427,881                        94,930,147
===================================================================================================================================

HEALTH CARE SUPPLIES--0.80%
Alcon, Inc. (Switzerland)                                                                 677,400                        53,650,080
===================================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.29%
Electronic Arts Inc.                                        (a)                           300,000                        19,302,000
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.68%
Carnival Corp. (Panama)                                                                   750,000                        43,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)                      (b)                           500,000                        26,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                   (b)                           750,000                        43,417,500
===================================================================================================================================
                                                                                                                        113,117,500
===================================================================================================================================

HOUSEHOLD PRODUCTS--0.73%
Procter & Gamble Co. (The)                                                                918,800                        48,907,724
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.84%
Wal-Mart Stores, Inc.                                       (b)                         1,084,600                        56,833,040
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.48%
General Electric Co.                                                                    1,500,000                        54,195,000
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                       1,250,000                        45,175,000
===================================================================================================================================
                                                                                                                         99,370,000
===================================================================================================================================

CST-QTR-1

                                                                                                                        MARKET
                                                                                        SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL GASES--1.06%
Air Products & Chemicals, Inc.                                                            600,000                     $  35,346,000
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                             841,400                        36,306,410
===================================================================================================================================
                                                                                                                         71,652,410
===================================================================================================================================

INDUSTRIAL MACHINERY--3.58%
Danaher Corp.                                                                           1,000,000                        54,880,000
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                 (b)                           500,000                        33,995,000
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                    (b)                           363,300                        31,599,834
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                    1,100,000                        81,818,000
-----------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                     600,000                        39,096,000
===================================================================================================================================
                                                                                                                        241,388,834
===================================================================================================================================

INTEGRATED OIL & GAS--2.50%
ChevronTexaco Corp.                                                                       590,000                        32,096,000
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                            377,000                        34,981,830
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                       1,500,000                        77,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                414,400                        24,192,672
===================================================================================================================================
                                                                                                                        168,670,502
===================================================================================================================================

INTERNET RETAIL--0.79%
eBay Inc.                                                   (a)                           650,000                        52,975,000
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--2.43%
Google Inc.-Class  A                                        (a)(b)                        250,413                        48,988,295
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                 (a)                         3,250,000                       114,432,500
===================================================================================================================================
                                                                                                                        163,420,795
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.40%
Goldman Sachs Group, Inc. (The)                                                           250,000                        26,962,500
===================================================================================================================================

LIFE & HEALTH INSURANCE--0.43%
AFLAC Inc.                                                                                725,450                        28,662,529
===================================================================================================================================

MANAGED HEALTH CARE--1.70%
Aetna Inc.                                                                                346,500                        44,022,825
-----------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                             (a)(b)                        475,000                        29,226,750
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                   463,100                        41,169,590
===================================================================================================================================
                                                                                                                        114,419,165
===================================================================================================================================

MOTORCYCLE MANUFACTURERS--0.31%
Harley-Davidson, Inc.                                                                     350,000                        21,038,500
===================================================================================================================================

CST-QTR-1

                                                                                                                        MARKET
                                                                                        SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--0.56%
DreamWorks Animation SKG, Inc.-Class A                      (a)                           173,900                     $   6,143,887
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc.-Class B                                                                       838,064                        31,293,310
===================================================================================================================================
                                                                                                                         37,437,197
===================================================================================================================================

MULTI-LINE INSURANCE--0.37%
American International Group, Inc.                          (b)                           379,620                        25,165,010
===================================================================================================================================

OIL & GAS DRILLING--1.26%
ENSCO International Inc.                                                                1,219,000                        41,726,370
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)                        (b)                           500,000                        17,680,000
-----------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                  (b)                         1,300,000                        25,285,000
===================================================================================================================================
                                                                                                                         84,691,370
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.12%
Baker Hughes Inc.                                           (b)                           840,000                        36,372,000
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                             (b)                           869,600                        41,784,280
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                             (b)                           750,000                        30,847,500
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)                    (a)                           625,000                        33,918,750
===================================================================================================================================
                                                                                                                        142,922,530
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.04%
Apache Corp.                                                (b)                           500,000                        27,210,000
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Inc.                                                                 565,500                        24,718,005
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                      1,400,000                        56,938,000
-----------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                          800,000                        28,728,000
===================================================================================================================================
                                                                                                                        137,594,005
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.67%
Valero Energy Corp.                                                                       869,800                        45,255,694
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.02%
Citigroup Inc.                                              (b)                         1,400,000                        68,670,000
===================================================================================================================================

PACKAGED FOODS & MEATS--0.94%
Hershey Foods Corp.                                                                       500,000                        29,245,000
-----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                               765,900                        34,189,776
===================================================================================================================================
                                                                                                                         63,434,776
===================================================================================================================================

PERSONAL PRODUCTS--0.79%
Gillette Co. (The)                                          (b)                         1,042,000                        52,850,240
===================================================================================================================================

CST-QTR-1

                                                                                                                        MARKET
                                                                                        SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.81%
Johnson & Johnson                                           (b)                         1,696,100                     $ 109,737,670
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                        (b)                           983,200                        35,493,520
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                             1,903,200                        45,981,312
-----------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC (United Kingdom)            (c)                         2,108,700                        24,600,691
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                                        1,410,700                        40,529,411
===================================================================================================================================
                                                                                                                        256,342,604
===================================================================================================================================

RESTAURANTS--1.12%
Brinker International, Inc.                                 (a)                           354,200                        13,321,462
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                            (b)                         1,000,000                        32,390,000
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                             (a)                           550,000                        29,700,000
===================================================================================================================================
                                                                                                                         75,411,462
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.72%
Applied Materials, Inc.                                     (a)(b)                      1,583,600                        25,179,240
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                            (a)                           500,000                        23,125,000
===================================================================================================================================
                                                                                                                         48,304,240
===================================================================================================================================

SEMICONDUCTORS--4.27%
Analog Devices, Inc.                                                                    1,750,000                        62,807,500
-----------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A                        (a)(b)                      1,573,600                        26,908,560
-----------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B                        (a)                           162,740                         2,843,068
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                 1,600,000                        60,384,000
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)                     (a)                           750,000                        25,087,500
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                             (b)                           806,985                        31,480,485
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                               3,000,052                        78,151,355
===================================================================================================================================
                                                                                                                        287,662,468
===================================================================================================================================

SOFT DRINKS--0.48%
PepsiCo, Inc.                                                                             600,000                        32,220,000
===================================================================================================================================

SPECIALTY CHEMICALS--0.79%
Ecolab Inc.                                                 (b)                           800,000                        26,920,000
-----------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                           600,000                        26,544,000
===================================================================================================================================
                                                                                                                         53,464,000
===================================================================================================================================

SPECIALTY STORES--2.53%
Bed Bath & Beyond Inc.                                      (a)                         1,728,200                        69,629,178
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                               (b)                         3,071,700                       100,567,458
===================================================================================================================================
                                                                                                                        170,196,636
===================================================================================================================================

CST-QTR-1

                                                                                                                        MARKET
                                                                                        SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STEEL--1.11%
Nucor Corp.                                                 (b)                           600,000                     $  33,696,000
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                   (b)                           796,900                        41,279,420
===================================================================================================================================
                                                                                                                         74,975,420
===================================================================================================================================

SYSTEMS SOFTWARE--4.62%
Adobe Systems Inc.                                          (b)                           600,000                        34,140,000
-----------------------------------------------------------------------------------------------------------------------------------
McAfee Inc.                                                 (a)                         1,000,000                        25,850,000
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                         6,000,000                       157,680,000
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                (a)(b)                      4,438,800                        61,122,276
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.                                      (a)                         1,263,800                        32,504,936
===================================================================================================================================
                                                                                                                        311,297,212
===================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.93%
CDW Corp.                                                   (b)                         1,070,500                        62,624,250
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.28%
Doral Financial Corp. (Puerto Rico)                         (b)                           438,700                        18,973,775
===================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.23%
UAP Holding Corp.                                           (a)(b)                      1,021,100                        15,316,500
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.81%
Nextel Communications, Inc.-Class A                         (a)                         1,912,100                        54,858,149
===================================================================================================================================


Total Common Stocks & Other Equity Interests (Cost
$4,783,584,278)                                                                                                       6,321,460,312
===================================================================================================================================


MONEY MARKET FUNDS--1.21%
Liquid Assets Portfolio-Institutional Class                 (d)                        40,919,871                        40,919,871
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                    (d)                        40,919,871                        40,919,871
===================================================================================================================================

Total Money Market Funds (Cost $81,839,742)                                                                              81,839,742
===================================================================================================================================
TOTAL INVESTMENTS--95.08% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $4,865,424,020)                                                                                                 6,403,300,054
===================================================================================================================================

CST-QTR-1

                                                                                                                        MARKET
                                                                                        SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--4.92%

STIC Prime Portfolio-Institutional Class                    (d)(e)                    331,031,000                    $  331,031,000
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $331,031,000)                                                                  331,031,000
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $5,196,455,020)                                                                    $6,734,331,054
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR   American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at January 31, 2005 represented 0.37% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of the schedule.

CST-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

CST-QTR-1
     include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the

CST-QTR-1
     liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                             MARKET                                      UNREALIZED         MARKET                   REALIZED
                             VALUE        PURCHASES        PROCEEDS     APPRECIATION        VALUE       DIVIDEND       GAIN
FUND                        10/31/04       AT COST        FROM SALES   (DEPRECIATION)      01/31/05      INCOME       (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class       $ 21,040,807   $282,319,338   $(262,440,274)  $          --     $  40,919,871 $  216,651   $       --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class         21,040,807    282,319,338    (262,440,274)             --        40,919,871    221,437           --
===============================================================================================================================
      SUBTOTAL           $  42,081,614   $564,638,676   $(524,880,548)  $          --     $  81,839,742 $  438,088   $       --
_______________________________________________________________________________________________________________________________
===============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                             MARKET                                        UNREALIZED       MARKET                   REALIZED
                             VALUE        PURCHASES        PROCEEDS       APPRECIATION      VALUE       DIVIDEND       GAIN
FUND                        10/31/04       AT COST        FROM SALES     (DEPRECIATION)    01/31/05      INCOME*      (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class      $  969,136,004  $ 898,782,312   $(1,867,918,316)  $        --     $        --   $  40,793   $       --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class           4,938,485    685,539,054      (359,446,539)           --      331,031,000      9,099           --
===============================================================================================================================
      SUBTOTAL           $  974,074,489  $1,584,321,366  $(2,227,364,855)  $        --     $331,031,000  $  49,892   $       --
===============================================================================================================================
      TOTAL              $1,016,156,103  $2,148,960,042  $(2,752,245,403)  $        --     $412,870,742  $ 487,980   $       --
_______________________________________________________________________________________________________________________________
===============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

CST-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2005, securities with an aggregate value of $328,576,989 were on loan to brokers. The loans were secured by cash collateral of $331,031,000 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $49,892 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $791,084,055 and $1,277,967,489, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $1,720,239,217
------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (182,425,880)
====================================================================================
Net unrealized appreciation (depreciation) of investment securities   $1,537,813,337
====================================================================================

Cost of investments for tax purposes is $5,196,517,717

CST-QTR-1

                            AIM CORE STRATEGIES FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005


 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIMinvestments.com          CSTR-QTR-1 1/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.00%
AEROSPACE & DEFENSE--1.63%
General Dynamics Corp.                                                                       60                            $  6,195
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                       50                               2,594
-----------------------------------------------------------------------------------------------------------------------------------
United Defense Industries, Inc.                 (a)                                          50                               2,396
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    50                               5,034
===================================================================================================================================
                                                                                                                             16,219
===================================================================================================================================

APPAREL RETAIL--1.49%
Gap, Inc. (The)                                                                             560                              12,326
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                        100                               2,504
===================================================================================================================================
                                                                                                                             14,830
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.29%
Liz Claiborne, Inc.                                                                          70                               2,936
===================================================================================================================================

APPLICATION SOFTWARE--0.27%
Intuit Inc.                                     (a)                                          70                               2,730
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.34%
Mellon Financial Corp.                                                                      380                              11,153
-----------------------------------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                                          60                               2,242
===================================================================================================================================
                                                                                                                             13,395
===================================================================================================================================

BIOTECHNOLOGY--0.50%
Amgen Inc.                                      (a)                                          80                               4,979
===================================================================================================================================

BUILDING PRODUCTS--1.62%
Masco Corp.                                                                                 440                              16,192
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.94%
Cisco Systems, Inc.                             (a)                                         520                               9,381
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.63%
Best Buy Co., Inc.                                                                           80                               4,303
-----------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                             60                               1,987
===================================================================================================================================
                                                                                                                              6,290
===================================================================================================================================

COMPUTER HARDWARE--5.01%
Dell Inc.                                       (a)                                         680                              28,397
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       230                              21,487
===================================================================================================================================
                                                                                                                             49,884
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.17%
Lexmark International, Inc.-Class A             (a)                                          20                               1,667
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.94%
Caterpillar Inc.                                                                            130                              11,583
-----------------------------------------------------------------------------------------------------------------------------------
PACCAR Inc.                                                                                 110                               7,773
===================================================================================================================================
                                                                                                                             19,356
===================================================================================================================================

                                      F-1
CSTR-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--4.99%
American Express Co.                                                                        360                            $ 19,206
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                  70                               5,480
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                  940                              24,985
===================================================================================================================================
                                                                                                                             49,671
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.83%
Affiliated Computer Services, Inc.-Class A      (a)                                         100                               5,419
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                              90                               3,913
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                            180                               7,333
-----------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                50                               1,524
===================================================================================================================================
                                                                                                                             18,189
===================================================================================================================================

DEPARTMENT STORES--0.40%
Federated Department Stores, Inc.                                                            70                               3,976
===================================================================================================================================

DIVERSIFIED BANKS--7.65%
Bank of America Corp.                                                                       540                              25,040
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                710                              21,336
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                              320                              17,552
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                           200                              12,260
===================================================================================================================================
                                                                                                                             76,188
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.94%
Cendant Corp.                                                                               470                              11,069
-----------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                220                               8,419
-----------------------------------------------------------------------------------------------------------------------------------
Equifax Inc.                                                                                390                              11,037
-----------------------------------------------------------------------------------------------------------------------------------
West Corp.                                      (a)                                         260                               8,681
===================================================================================================================================
                                                                                                                             39,206
===================================================================================================================================

ELECTRIC UTILITIES--0.53%
Entergy Corp.                                                                                50                               3,476
-----------------------------------------------------------------------------------------------------------------------------------
Southern Co. (The)                                                                           55                               1,857
===================================================================================================================================
                                                                                                                              5,333
===================================================================================================================================

FOOTWEAR--1.35%
NIKE, Inc.-Class B                                                                          110                               9,529
-----------------------------------------------------------------------------------------------------------------------------------
Timberland Co. (The)-Class A                    (a)                                          60                               3,944
===================================================================================================================================
                                                                                                                             13,473
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--1.36%
Cardinal Health, Inc.                                                                       240                              13,517
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.46%
Bard (C.R.), Inc.                                                                            50                               3,390
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                     100                               5,665
-----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                30                               2,175
-----------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc.                                   (a)                                          14                                 404
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                    (a)                                          60                               2,945
===================================================================================================================================
                                                                                                                             14,579
===================================================================================================================================

HEALTH CARE SERVICES--0.73%
IMS Health Inc.                                                                             310                               7,248
===================================================================================================================================

                                      F-2
CSTR-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL--3.05%
Home Depot, Inc. (The)                                                                      640                            $ 26,406
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                            70                               3,989
===================================================================================================================================
                                                                                                                             30,395
===================================================================================================================================

HOUSEHOLD APPLIANCES--0.20%
Whirlpool Corp.                                                                              30                               2,048
===================================================================================================================================

HOUSEHOLD PRODUCTS--5.09%
Colgate-Palmolive Co.                                                                       200                              10,508
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                        280                              18,343
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                  410                              21,824
===================================================================================================================================
                                                                                                                             50,675
===================================================================================================================================

HOUSEWARES & SPECIALTIES--0.42%
Fortune Brands, Inc.                                                                         50                               4,199
===================================================================================================================================

INDUSTRIAL GASES--0.52%
Praxair, Inc.                                                                               120                               5,178
===================================================================================================================================

INDUSTRIAL MACHINERY--2.61%
Danaher Corp.                                                                               240                              13,171
-----------------------------------------------------------------------------------------------------------------------------------
Graco Inc.                                                                                  225                               8,021
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                     30                               2,609
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                         30                               2,231
===================================================================================================================================
                                                                                                                             26,032
===================================================================================================================================

INTEGRATED OIL & GAS--2.98%
ChevronTexaco Corp.                                                                         100                               5,440
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           470                              24,252
===================================================================================================================================
                                                                                                                             29,692
===================================================================================================================================

INTERNET RETAIL--0.16%
eBay Inc.                                       (a)                                          20                               1,630
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.81%
Goldman Sachs Group, Inc. (The)                                                             100                              10,785
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                                80                               7,295
===================================================================================================================================
                                                                                                                             18,080
===================================================================================================================================

LIFE & HEALTH INSURANCE--1.84%
MetLife, Inc.                                                                               190                               7,553
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                  200                              10,782
===================================================================================================================================
                                                                                                                             18,335
===================================================================================================================================

MANAGED HEALTH CARE--4.76%
Aetna Inc.                                                                                   70                               8,894
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                     220                              19,558
-----------------------------------------------------------------------------------------------------------------------------------
WellChoice Inc.                                 (a)                                          60                               3,194
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint Inc.                                  (a)                                         130                              15,795
===================================================================================================================================
                                                                                                                             47,441
===================================================================================================================================

METAL & GLASS CONTAINERS--0.56%
Ball Corp.                                                                                  130                               5,554
===================================================================================================================================

                                      F-3
CSTR-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MOTORCYCLE MANUFACTURERS--1.21%
Harley-Davidson, Inc.                                                                       200                            $ 12,022
===================================================================================================================================

MULTI-LINE INSURANCE--0.21%
Genworth Financial Inc.-Class A                                                              80                               2,122
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.69%
Equitable Resources, Inc.                                                                   120                               6,845
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.11%
Anadarko Petroleum Corp.                                                                    120                               7,945
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Inc.                                                                   300                              13,113
===================================================================================================================================
                                                                                                                             21,058
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.08%
Citigroup Inc.                                                                              220                              10,791
===================================================================================================================================

PACKAGED FOODS & MEATS--1.25%
Sara Lee Corp.                                                                              530                              12,444
===================================================================================================================================

PAPER PRODUCTS--0.03%
Neenah Paper, Inc.                              (a)                                           8                                 255
===================================================================================================================================

PERSONAL PRODUCTS--0.85%
Avon Products, Inc.                                                                         200                               8,444
===================================================================================================================================

PHARMACEUTICALS--6.22%
Bristol-Myers Squibb Co.                                                                     70                               1,641
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           510                              32,997
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                      (a)                                         120                               1,261
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                            320                               8,976
-----------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories Inc.                                                                      80                               1,330
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                 340                               8,214
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                       190                               7,530
===================================================================================================================================
                                                                                                                             61,949
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.81%
Allstate Corp. (The)                                                                        160                               8,070
===================================================================================================================================

PUBLISHING--0.64%
McGraw-Hill Cos., Inc. (The)                                                                 70                               6,335
===================================================================================================================================

RAILROADS--1.02%
Burlington Northern Santa Fe Corp.                                                          210                              10,118
===================================================================================================================================

REGIONAL BANKS--2.26%
KeyCorp                                                                                     160                               5,347
-----------------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                         280                               9,954
-----------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                        100                               7,202
===================================================================================================================================
                                                                                                                             22,503
===================================================================================================================================

                                      F-4
CSTR-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--3.29%
CBRL Group, Inc.                                                                             50                            $  2,056
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                            390                              12,632
-----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                           390                              18,077
===================================================================================================================================
                                                                                                                             32,765
===================================================================================================================================

SEMICONDUCTORS--2.37%
Intel Corp.                                                                               1,050                              23,573
===================================================================================================================================

SOFT DRINKS--2.32%
PepsiCo, Inc.                                                                               430                              23,091
===================================================================================================================================

SPECIALTY CHEMICALS--0.88%
Sigma-Aldrich Corp.                                                                         140                               8,799
===================================================================================================================================

SPECIALTY STORES--0.44%
Claire's Stores, Inc.                                                                       100                               2,063
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                70                               2,292
===================================================================================================================================
                                                                                                                              4,355
===================================================================================================================================

SYSTEMS SOFTWARE--6.35%
Adobe Systems Inc.                                                                           90                               5,121
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                           1,240                              32,587
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                    (a)                                       1,480                              20,380
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                  (a)                                         220                               5,137
===================================================================================================================================
                                                                                                                             63,225
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.62%
Fannie Mae                                                                                   95                               6,135
===================================================================================================================================

TOBACCO--1.28%
Altria Group, Inc.                                                                          200                              12,766
===================================================================================================================================

Total Common Stocks (Cost $892,123)                                                                                         996,163
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $892,123)                                                                                $996,163
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes which are an integral part of this schedule.


                                      F-5
CSTR-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may


                                      F-6
CSTR-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds purchased and sold by the Fund during the three months ended January 31, 2005 was $194,995, and $196,825, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $     133,822
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (30,398)
===============================================================================
Net unrealized appreciation of investment securities              $     103,424
_______________________________________________________________________________
===============================================================================

Cost of investments for tax purposes is $892,739.


NOTE 3--SUBSEQUENT EVENT

As approved by the Board of Trustees, the AIM Core Strategies Fund was liquidated on March 11, 2005.


                                      F-7
CSTR-QTR-1

                        AIM DENT DEMOGRAPHIC TRENDS FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIMinvestments.com             DDT-QTR-1 1/05       A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--97.82%
APPAREL RETAIL--1.36%
Chico's FAS, Inc.                                   (a)                                          115,000               $  6,058,200
-----------------------------------------------------------------------------------------------------------------------------------

APPLICATION SOFTWARE--3.97%
Amdocs Ltd. (United Kingdom)                        (a)                                          300,000                  8,925,000
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                   125,000                  3,671,250
-----------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.                                         (a)                                           55,000                  2,145,000
-----------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                        (a)                                           75,000                  2,871,750
===================================================================================================================================
                                                                                                                         17,613,000
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.61%
Legg Mason, Inc.                                                                                  92,500                  7,143,775
===================================================================================================================================

BIOTECHNOLOGY--3.88%
Biogen Idec Inc.                                    (a)                                           75,000                  4,872,000
-----------------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.                                      (a)                                          135,000                  6,589,350
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                               (a)                                          175,000                  5,792,500
===================================================================================================================================
                                                                                                                         17,253,850
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--6.58%
Cisco Systems, Inc.                                 (a)                                          400,000                  7,216,000
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                           (a)                                          300,000                  6,705,000
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                   440,000                  6,925,600
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                                    225,000                  8,379,000
===================================================================================================================================
                                                                                                                         29,225,600
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.76%
Best Buy Co., Inc.                                                                                62,500                  3,361,875
===================================================================================================================================

COMPUTER HARDWARE--4.34%
Apple Computer, Inc.                                (a)                                           88,000                  6,767,200
-----------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                           (a)                                          300,000                 12,528,000
===================================================================================================================================
                                                                                                                         19,295,200
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--2.69%
EMC Corp.                                           (a)                                          465,000                  6,091,500
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A                 (a)                                           70,000                  5,834,500
===================================================================================================================================
                                                                                                                         11,926,000
===================================================================================================================================

DDT-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER ELECTRONICS--0.82%
Harman International Industries, Inc.                                                             30,000               $  3,649,500
===================================================================================================================================

CONSUMER FINANCE--3.67%
American Express Co.                                                                             135,000                  7,202,250
-----------------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.                           (a)                                          200,000                  3,336,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                        115,000                  5,771,850
===================================================================================================================================
                                                                                                                         16,310,100
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.95%
Alliance Data Systems Corp.                         (a)                                          200,000                  8,684,000
===================================================================================================================================

DEPARTMENT STORES--2.07%
Kohl's Corp.                                        (a)                                           65,000                  3,055,650
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                  127,500                  6,151,875
===================================================================================================================================
                                                                                                                          9,207,525
===================================================================================================================================

DISTILLERS & VINTNERS--0.58%
Constellation Brands, Inc.-Class A                  (a)                                           50,000                  2,596,000
===================================================================================================================================


DIVERSIFIED COMMERCIAL SERVICES--1.94%
Cendant Corp.                                                                                    365,000                  8,595,750
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.87%
Stericycle, Inc.                                    (a)                                           75,000                  3,857,250
===================================================================================================================================

GENERAL MERCHANDISE STORES--1.77%
Target Corp.                                                                                     155,000                  7,869,350
===================================================================================================================================

HEALTH CARE EQUIPMENT--6.05%
Bard (C.R.), Inc.                                                                                 88,000                  5,966,400
-----------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                                                       86,000                  4,822,020
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                (a)                                           90,000                  5,683,500
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                              (a)                                           76,000                  4,940,000
-----------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                        (a)                                          145,000                  5,470,850
===================================================================================================================================
                                                                                                                         26,882,770
===================================================================================================================================

HEALTH CARE SERVICES--3.79%
Caremark Rx, Inc.                                   (a)                                          110,000                  4,301,000
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                        (a)                                          185,000                  7,762,600
-----------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                                                            50,000                  4,765,000
===================================================================================================================================
                                                                                                                         16,828,600
===================================================================================================================================

DDT-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES--1.52%
Alcon, Inc. (Switzerland)                                                                         85,000               $  6,732,000
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.87%
Carnival Corp. (Panama)                                                                          115,000                  6,624,000
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                              275,000                  6,118,750
===================================================================================================================================
                                                                                                                         12,742,750
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--1.60%
Costco Wholesale Corp.                                                                           150,000                  7,090,500
===================================================================================================================================

INTERNET RETAIL--1.38%
eBay Inc.                                           (a)                                           75,000                  6,112,500
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--4.29%
Google Inc.-Class  A                                (a)                                           34,000                  6,651,420
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                      (a)                                          140,000                  3,617,600
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                         (a)                                          250,000                  8,802,500
===================================================================================================================================
                                                                                                                         19,071,520
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.55%
Goldman Sachs Group, Inc. (The)                                                                  105,000                 11,324,250
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.76%
Accenture Ltd.-Class A (Bermuda)                    (a)                                          130,000                  3,386,500
===================================================================================================================================

MANAGED HEALTH CARE--3.19%
Aetna Inc.                                                                                        75,000                  9,528,750
-----------------------------------------------------------------------------------------------------------------------------------
Humana Inc.                                         (a)                                          135,000                  4,626,450
===================================================================================================================================
                                                                                                                         14,155,200
===================================================================================================================================

MOTORCYCLE MANUFACTURERS--1.05%
Harley-Davidson, Inc.                                                                             77,500                  4,658,525
===================================================================================================================================

MOVIES & ENTERTAINMENT--1.88%
Pixar                                               (a)                                           30,000                  2,615,100
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                            200,000                  5,726,000
===================================================================================================================================
                                                                                                                          8,341,100
===================================================================================================================================

PERSONAL PRODUCTS--1.94%
Estee Lauder Cos. Inc. (The)-Class A                                                             140,000                  6,319,600
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                                                45,000                  2,282,400
===================================================================================================================================
                                                                                                                          8,602,000
===================================================================================================================================

DDT-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.03%
Eon Labs, Inc.                                      (a)                                          172,000               $  4,413,520
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                120,000                  7,764,000
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc.                                       (a)                                           80,000                  4,574,400
-----------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                             160,000                  5,600,000
===================================================================================================================================
                                                                                                                         22,351,920
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.02%
Allstate Corp. (The)                                                                              90,000                  4,539,600
===================================================================================================================================

PUBLISHING--0.74%
Getty Images, Inc.                                  (a)                                           47,000                  3,275,900
===================================================================================================================================

REGIONAL BANKS--1.19%
Bank of Hawaii Corp.                                                                             110,000                  5,270,100
===================================================================================================================================

RESTAURANTS--2.96%
Darden Restaurants, Inc.                                                                         135,000                  3,990,600
-----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                     (a)                                           62,000                  3,348,000
-----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                                125,000                  5,793,750
===================================================================================================================================
                                                                                                                         13,132,350
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.56%
Novellus Systems, Inc.                              (a)                                          265,000                  6,929,750
===================================================================================================================================

SEMICONDUCTORS--3.72%
Analog Devices, Inc.                                                                             150,000                  5,383,500
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                        235,000                  6,121,750
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                     295,000                  4,994,350
===================================================================================================================================
                                                                                                                         16,499,600
===================================================================================================================================

SPECIALIZED FINANCE--1.05%
Chicago Mercantile Exchange (The)                   (b)                                           21,750                  4,665,375
===================================================================================================================================

SPECIALTY CHEMICALS--0.76%
Ecolab Inc.                                                                                      100,000                  3,365,000
===================================================================================================================================

SPECIALTY STORES--1.03%
Tiffany & Co.                                                                                    145,000                  4,557,350
===================================================================================================================================

SYSTEMS SOFTWARE--5.07%
McAfee Inc.                                         (a)                                          190,000                  4,911,500
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                  130,000                  3,416,400
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                        (a)                                          625,000                  8,606,250
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                      (a)                                          240,000                  5,604,000
===================================================================================================================================
                                                                                                                         22,538,150
===================================================================================================================================

DDT-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.96%
Doral Financial Corp. (Puerto Rico)                                                              112,500               $  4,865,625
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                                 80,000                  3,835,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,700,825
===================================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $353,944,332)                                                        434,401,110
===================================================================================================================================


MONEY MARKET FUNDS--2.13%
Liquid Assets Portfolio-Institutional Class         (c)                                        4,721,827                  4,721,827
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class            (c)                                        4,721,827                  4,721,827
===================================================================================================================================

Total Money Market Funds (Cost $9,443,654)                                                                                9,443,654
===================================================================================================================================
TOTAL INVESTMENTS--99.95% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $363,387,986)                                                                                  442,844,764
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.05%
STIC Prime Portfolio-Institutional Class            (c)(d)                                       213,700                    213,700
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $213,700)                                                                          213,700
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $363,601,686)                                                                        $444,058,464
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:


ADR American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

DDT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

DDT-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

DDT-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE        DIVIDEND        REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class      $ 12,603,015  $ 22,277,833   $(30,159,021)    $          --     $ 4,721,827   $    36,687     $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        12,603,015    22,277,833    (30,159,021)               --       4,721,827        37,360               --
===================================================================================================================================
       SUBTOTAL          $ 25,206,030  $ 44,555,666   $(60,318,042)    $          --     $ 9,443,654   $    74,047     $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE        DIVIDEND        REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME*       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class      $ 16,327,750  $ 35,993,588  $ (52,107,638)    $          --     $   213,700    $    7,948     $         --
===================================================================================================================================
       TOTAL             $ 41,533,780  $ 80,549,254  $(112,425,680)    $          --     $ 9,657,354    $   81,995     $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2005, securities with an aggregate value of $214,500 were on loan to brokers. The loans were secured by cash collateral of $213,700 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $7,948 for securities lending transactions.

DDT-QTR-1

NOTE 4--OPTION CONTRACTS WRITTEN

            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------
                               CALL OPTION CONTRACTS
                            ----------------------------
                            NUMBER OF          PREMIUMS
                            CONTRACTS          RECEIVED
--------------------------------------------------------
Beginning of period               700       $     98,243
--------------------------------------------------------
Written                           165            182,503
--------------------------------------------------------
Closed                            (95)          (161,558)
--------------------------------------------------------
Expired                          (770)          (119,188)
========================================================
End of period                      --       $         --
________________________________________________________
========================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $111,877,046 and $122,352,220, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 82,877,244
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (3,075,198)
===============================================================================
Net unrealized appreciation of investment securities               $ 79,802,046
_______________________________________________________________________________
===============================================================================

Cost of investments for tax purposes is $364,256,418.

DDT-QTR-1

                         AIM DIVERSIFIED DIVIDEND FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIMinvestments.com          DDI-QTR-1 1/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--91.52%
ADVERTISING--0.77%
Omnicom Group Inc.                                                                         15,300                     $   1,298,817
===================================================================================================================================

AEROSPACE & DEFENSE--1.99%
Raytheon Co.                                                                               66,800                         2,498,320
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   8,400                           845,712
===================================================================================================================================
                                                                                                                          3,344,032
===================================================================================================================================

APPAREL RETAIL--2.44%
Limited Brands, Inc.                                                                       93,700                         2,220,690
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                       75,100                         1,880,504
===================================================================================================================================
                                                                                                                          4,101,194
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.45%
V. F. Corp.                                                                                45,800                         2,434,270
===================================================================================================================================

APPLICATION SOFTWARE--0.61%
SAP A.G.-ADR (Germany)                                                                     26,700                         1,033,824
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.18%
Federated Investors, Inc.-Class B                                                          67,300                         1,977,274
===================================================================================================================================

AUTO PARTS & EQUIPMENT--0.70%
Johnson Controls, Inc.                                                                     19,800                         1,171,368
===================================================================================================================================

BREWERS--1.27%
Anheuser-Busch Cos., Inc.                                                                  43,500                         2,139,330
===================================================================================================================================

BUILDING PRODUCTS--1.35%
Masco Corp.                                                                                61,900                         2,277,920
===================================================================================================================================

COMPUTER HARDWARE--2.05%
Hewlett-Packard Co.                                                                        97,400                         1,908,066
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                      16,500                         1,541,430
===================================================================================================================================
                                                                                                                          3,449,496
===================================================================================================================================

CONSTRUCTION & ENGINEERING--1.17%
Fluor Corp.                                                                                36,900                         1,975,626
===================================================================================================================================

DDI-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & OUTSOURCED SERVICES--1.83%
Automatic Data Processing, Inc.                                                            38,300                     $   1,665,284
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                           34,600                         1,409,604
===================================================================================================================================
                                                                                                                          3,074,888
===================================================================================================================================

DISTRIBUTORS--0.92%
Genuine Parts Co.                                                                          36,600                         1,549,278
===================================================================================================================================

DIVERSIFIED BANKS--2.81%
Bank of America Corp.                                                                      42,200                         1,956,814
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                               48,700                         1,463,435
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                             23,900                         1,310,915
===================================================================================================================================
                                                                                                                          4,731,164
===================================================================================================================================

DIVERSIFIED CHEMICALS--2.04%
Dow Chemical Co. (The)                                                                     26,800                         1,331,960
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                       30,600                         2,104,668
===================================================================================================================================
                                                                                                                          3,436,628
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.88%
H&R Block, Inc.                                                                            35,100                         1,695,681
-----------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                            66,100                         1,472,708
===================================================================================================================================
                                                                                                                          3,168,389
===================================================================================================================================

ELECTRIC UTILITIES--2.42%
Entergy Corp.                                                                              19,200                         1,334,784
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                               40,900                         1,809,825
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                     27,000                           922,860
===================================================================================================================================
                                                                                                                          4,067,469
===================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--2.95%
Cooper Industries, Ltd.-Class A (Bermuda)                                                  21,900                         1,522,050
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                       51,100                         3,435,964
===================================================================================================================================
                                                                                                                          4,958,014
===================================================================================================================================

FOOTWEAR--0.65%
NIKE, Inc.-Class B                                                                         12,700                         1,100,201
===================================================================================================================================

HEALTH CARE EQUIPMENT--3.35%
Baxter International Inc.                                                                  84,900                         2,866,224
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                    14,500                           821,425
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                            37,100                         1,947,379
===================================================================================================================================
                                                                                                                          5,635,028
===================================================================================================================================

HOME IMPROVEMENT RETAIL--1.37%
Home Depot, Inc. (The)                                                                     55,900                         2,306,434
===================================================================================================================================

DDI-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--1.28%
Snap-on Inc.                                                                               64,900                     $   2,148,839
===================================================================================================================================

HOUSEHOLD PRODUCTS--2.45%
Colgate-Palmolive Co.                                                                      55,100                         2,894,954
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                       18,700                         1,225,037
===================================================================================================================================
                                                                                                                          4,119,991
===================================================================================================================================

INDUSTRIAL MACHINERY--3.47%
Illinois Tool Works Inc.                                                                    9,100                           791,518
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                                       33,700                         2,506,606
-----------------------------------------------------------------------------------------------------------------------------------
Pentair, Inc.                                                                              57,500                         2,548,400
===================================================================================================================================
                                                                                                                          5,846,524
===================================================================================================================================

INSURANCE BROKERS--0.99%
Marsh & McLennan Cos., Inc.                                                                51,200                         1,664,000
===================================================================================================================================

INTEGRATED OIL & GAS--4.63%
ChevronTexaco Corp.                                                                        13,500                           734,400
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                             14,500                         1,345,455
-----------------------------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Italy)                                      (a)                                35,000                           853,489
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          20,000                         1,032,000
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                 42,400                         2,475,312
-----------------------------------------------------------------------------------------------------------------------------------
Total S.A. (France)                                     (a)                                 6,300                         1,354,125
===================================================================================================================================
                                                                                                                          7,794,781
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.76%
SBC Communications Inc.                                                                    54,000                         1,283,040
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.74%
Morgan Stanley                                                                             52,200                         2,921,112
===================================================================================================================================

LIFE & HEALTH INSURANCE--0.90%
Prudential Financial, Inc.                              (b)                                28,200                         1,520,262
===================================================================================================================================

MULTI-LINE INSURANCE--1.33%
Hartford Financial Services Group, Inc. (The)                                              33,300                         2,240,757
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--2.78%
Dominion Resources, Inc.                                                                   35,300                         2,449,114
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                                                       42,200                         2,226,050
===================================================================================================================================
                                                                                                                          4,675,164
===================================================================================================================================

OFFICE SERVICES & SUPPLIES--1.03%
Pitney Bowes Inc.                                                                          38,600                         1,726,964
===================================================================================================================================

DDI-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--1.38%
GlobalSantaFe Corp. (Cayman Islands)                                                       65,500                     $   2,316,080
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.88%
Citigroup Inc.                                                                             64,600                         3,168,630
===================================================================================================================================

PACKAGED FOODS & MEATS--2.68%
General Mills, Inc.                                                                        58,600                         3,105,214
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                             59,800                         1,404,104
===================================================================================================================================
                                                                                                                          4,509,318
===================================================================================================================================

PAPER PACKAGING--0.89%
Bemis Co., Inc.                                                                            27,900                           809,100
-----------------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                        26,800                           695,728
===================================================================================================================================
                                                                                                                          1,504,828
===================================================================================================================================

PERSONAL PRODUCTS--0.54%
Avon Products, Inc.                                                                        21,600                           911,952
===================================================================================================================================

PHARMACEUTICALS--9.83%
Abbott Laboratories                                     (b)                                61,000                         2,746,220
-----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                   70,700                         1,657,208
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                          53,700                         3,474,390
-----------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                          52,600                         2,853,024
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                           35,200                           987,360
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                88,900                         2,147,824
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                      67,600                         2,678,988
===================================================================================================================================
                                                                                                                         16,545,014
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--3.41%
Chubb Corp. (The)                                                                           8,700                           647,976
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                                  33,700                         2,013,238
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO Corp.                                                                               14,700                           680,610
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                        63,700                         2,391,298
===================================================================================================================================
                                                                                                                          5,733,122
===================================================================================================================================

PUBLISHING--1.61%
Gannett Co., Inc.                                                                          33,900                         2,713,356
===================================================================================================================================

REGIONAL BANKS--3.98%
Cullen/Frost Bankers, Inc.                                                                 30,500                         1,432,280
-----------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                        51,800                         2,407,146
-----------------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                    25,000                           835,500
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                                  70,700                         2,029,090
===================================================================================================================================
                                                                                                                          6,704,016
===================================================================================================================================

DDI-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--1.50%
Outback Steakhouse, Inc.                                                                   54,800                      $  2,523,540
===================================================================================================================================

SEMICONDUCTORS--1.91%
Linear Technology Corp.                                                                    54,300                         2,049,282
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                     49,900                         1,158,179
===================================================================================================================================
                                                                                                                          3,207,461
===================================================================================================================================

SOFT DRINKS--1.09%
PepsiCo, Inc.                                                                              34,200                         1,836,540
===================================================================================================================================

SYSTEMS SOFTWARE--1.60%
Microsoft Corp.                                                                           102,300                         2,688,444
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.98%
Fannie Mae                                                                                 17,100                         1,104,318
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                   (b)                                 8,500                           543,150
===================================================================================================================================
                                                                                                                          1,647,468
===================================================================================================================================

TOBACCO--1.68%
Altria Group, Inc.                                                                         44,200                         2,821,286
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost
$138,507,749)                                                                                                           154,003,133
===================================================================================================================================

                                                                                         PRINCIPAL
                                                                                          AMOUNT
NOTES--0.26%
AEROSPACE & DEFENSE--0.05%
Lockheed Martin Corp.-Series A, Medium Term Notes,
8.66%, 11/30/06                                         (c)                            $    75,000                           81,464
===================================================================================================================================

BROADCASTING & CABLE TV--0.06%
TCI Communications, Inc., Medium Term Notes, 8.35%,
02/15/05                                                (c)                                100,000                          100,176
===================================================================================================================================

ELECTRIC UTILITIES--0.09%
Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%,
12/15/05                                                (c)                                160,000                          165,010
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.06%
General Electric Capital Corp.-Series A, Medium Term
Global Notes, 2.85%, 01/30/06                           (c)                                100,000                           99,649
===================================================================================================================================

Total U.S. Dollar Denominated Non-Convertible Bonds & Notes (Cost $448,046)                                                 446,299
===================================================================================================================================

U.S. TREASURY BILLS--0.30%
2.15%, 03/17/05 (Cost $498,684)                         (d)                                500,000                          498,684
===================================================================================================================================

DDI-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--7.92%
Liquid Assets Portfolio-Institutional Class             (e)                              6,659,414                   $    6,659,414
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                (e)                              6,659,414                        6,659,414
===================================================================================================================================

Total Money Market Funds (Cost $13,318,828)                                                                              13,318,828
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $152,773,307)                                                                      $  168,266,944
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR --  American Depositary Receipt
Sr. --  Senior
Unsec.  --  Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $ 2,207,614, which represented 1.31% of the Fund's Total Investments. See
    Note 1A.
(b) A portion of this security is subject to call options written. See Note 1E and Note 3.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at January 31, 2005 was $446,299, which represented 0.27% of the Fund's Total Investments. See Note 1A.
(d) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

DDI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds), are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

DDI-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

DDI-QTR-1

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE        DIVIDEND        REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class      $ 8,365,886   $  11,600,665  $(13,307,137)    $          --     $ 6,659,414   $   32,728      $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        8,365,886      11,600,665   (13,307,137)               --       6,659,414       33,415                --
===================================================================================================================================
TOTAL                   $ 16,731,772   $  23,201,330  $(26,614,274)    $          --     $13,318,828   $   66,143      $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


NOTE 3 -- OPTION CONTRACTS WRITTEN


            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------
                               CALL OPTION CONTRACTS
                            ----------------------------
                            NUMBER OF          PREMIUMS
                            CONTRACTS          RECEIVED
--------------------------------------------------------
Beginning of period                --       $         --
--------------------------------------------------------
Written                           642             76,457
--------------------------------------------------------
Closed                           (182)           (35,398)
========================================================
End of period                     460       $     41,059
________________________________________________________
========================================================

DDI-QTR-1

                                         OPEN CALL OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------------------------
                                                                                 JANUARY 31,
                                                                                    2005          UNREALIZED
                             CONTRACT     STRIKE     NUMBER OF     PREMIUMS        MARKET        APPRECIATION
                              MONTH        PRICE     CONTRACTS     RECEIVED         VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
CALLS
Abbott Laboratories          Feb-05        $47.5           230    $  19,089     $     2,875     $       16,214
--------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.        Mar-05         70.0            85        7,905           2,550              5,355
--------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.   Mar-05         55.0           145       14,065          17,038             (2,973)
==============================================================================================================
                                                           460    $  41,059     $    22,463     $       18,596
==============================================================================================================
Total outstanding options written                          460    $  41,059     $    22,463     $       18,596
______________________________________________________________________________________________________________
==============================================================================================================

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $38,372,676 and $3,979,690, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $  17,957,421
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (2,629,076)
===============================================================================
Net unrealized appreciation of investment securities              $  15,328,345
_______________________________________________________________________________
===============================================================================

Cost of investments for tax purposes is $152,938,599.

DDI-QTR-1

                            AIM EMERGING GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com           EMG-QTR-1 1/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                     MARKET
                                                                             SHARES                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--88.40%
AEROSPACE & DEFENSE--0.44%
L-3 Communications Holdings, Inc.                                               9,000                          $         642,690
================================================================================================================================

APPAREL RETAIL--2.58%
Aeropostale, Inc.                                (a)                           49,000                                  1,361,710
--------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                              25,000                                    673,000
--------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                  (a)                           38,400                                    744,192
--------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.              (a)                           42,000                                  1,028,580
================================================================================================================================
                                                                                                                       3,807,482
================================================================================================================================

APPLICATION SOFTWARE--3.83%
Amdocs Ltd. (United Kingdom)                     (a)                          604,835                                    892,500
--------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc.                                (a)                           89,000                                    758,280
--------------------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp.                    (a)                           36,000                                    802,800
--------------------------------------------------------------------------------------------------------------------------------
RSA Security Inc.                                (a)                           58,500                                  1,030,185
--------------------------------------------------------------------------------------------------------------------------------
Sonic Solutions                                  (a)(b)                        68,000                                  1,211,080
--------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                   (a)                           56,000                                    952,000
================================================================================================================================
                                                                                                                       5,646,845
================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.02%
Investors Financial Services Corp.               (b)(c)                        59,000                                  2,974,190
================================================================================================================================

AUTO PARTS & EQUIPMENT--0.73%
Drew Industries Inc.                             (a)                           28,800                                  1,076,544
================================================================================================================================

BIOTECHNOLOGY--5.16%
Amylin Pharmaceuticals, Inc.                     (a)(b)                        65,000                                  1,456,650
--------------------------------------------------------------------------------------------------------------------------------
Corgentech Inc.                                  (a)                           60,000                                    370,200
--------------------------------------------------------------------------------------------------------------------------------
Digene Corp.                                     (a)(b)                        46,500                                  1,190,865
--------------------------------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.                     (a)(b)                        23,500                                    866,210
--------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                                 (a)                           15,000                                  1,030,650
--------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                     (a)                           12,500                                    571,875
--------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                        (a)(c)                        14,500                                    943,950
--------------------------------------------------------------------------------------------------------------------------------
QLT Inc. (Canada)                                (a)(b)                        72,500                                  1,172,325
================================================================================================================================
                                                                                                                       7,602,725
================================================================================================================================

BROADCASTING & CABLE TV--2.61%
Radio One, Inc.-Class D                          (a)                           80,000                                  1,256,000
--------------------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A            (a)                           95,000                                  2,594,450
================================================================================================================================
                                                                                                                       3,850,450
================================================================================================================================

BUILDING PRODUCTS--1.49%
American Standard Cos. Inc.                      (a)                           55,000                                  2,202,200
================================================================================================================================

EMG-QTR-1

                                                                                                                     MARKET
                                                                             SHARES                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
CASINOS & GAMING--0.80%
Multimedia Games, Inc.                           (a)(c)                        60,000                          $         528,600
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.                                                          10,700                                    658,050
================================================================================================================================
                                                                                                                       1,186,650
================================================================================================================================

COMMUNICATIONS EQUIPMENT--1.49%
ADTRAN, Inc.                                                                   55,100                                    986,841
--------------------------------------------------------------------------------------------------------------------------------
Avaya Inc.                                       (a)                           45,000                                    645,750
--------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                        (a)                           25,000                                    558,750
================================================================================================================================
                                                                                                                       2,191,341
================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.14%
Applied Films Corp.                              (a)                           50,000                                  1,068,500
--------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc.                    (a)                           36,000                                    612,000
================================================================================================================================
                                                                                                                       1,680,500
================================================================================================================================

CONSTRUCTION & ENGINEERING--0.86%
Perini Corp.                                     (a)(b)                        73,000                                  1,261,440
================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.46%
Terex Corp.                                      (a)                           15,700                                    675,885
================================================================================================================================

CONSUMER FINANCE--1.24%
ACE Cash Express, Inc.                           (a)                           35,000                                    924,000
--------------------------------------------------------------------------------------------------------------------------------
Advanta Corp.-Class B                                                          40,000                                    910,400
================================================================================================================================
                                                                                                                       1,834,400
================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.46%
Alliance Data Systems Corp.                      (a)                           15,000                                    651,300
--------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.                                   (a)                           90,000                                  1,593,000
--------------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                               (a)                           58,000                                  1,635,600
--------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems Inc.                        (a)                          100,000                                  2,689,000
================================================================================================================================
                                                                                                                       6,568,900
================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.74%
ARAMARK Corp.-Class B                                                          42,000                                  1,091,580
--------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                   55,000                                  2,392,500
--------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                25,000                                    557,000
================================================================================================================================
                                                                                                                       4,041,080
================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--2.46%
EnerSys                                          (a)                          130,000                                  1,969,500
--------------------------------------------------------------------------------------------------------------------------------
LSI Industries Inc.                              (b)                           68,500                                    782,270
--------------------------------------------------------------------------------------------------------------------------------
Ultralife Batteries, Inc.                        (a)(b)                        48,000                                    875,040
================================================================================================================================
                                                                                                                       3,626,810
================================================================================================================================

EMG-QTR-1

                                                                                                                     MARKET
                                                                             SHARES                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--1.91%
Amphenol Corp.-Class A                           (a)                            5,500                          $         216,315
--------------------------------------------------------------------------------------------------------------------------------
Identix Inc.                                     (a)                           53,800                                    341,092
--------------------------------------------------------------------------------------------------------------------------------
Lipman Electronic Enginering Ltd. (Israel)                                     29,400                                    862,008
--------------------------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.                            (a)(b)                        65,000                                  1,403,350
================================================================================================================================
                                                                                                                       2,822,765
================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--1.30%
Molex Inc.                                                                     42,000                                  1,206,240
--------------------------------------------------------------------------------------------------------------------------------
Staktek Holdings Inc.                            (a)                          175,000                                    707,000
================================================================================================================================
                                                                                                                       1,913,240
================================================================================================================================

EMPLOYMENT SERVICES--0.63%
Gevity HR, Inc.                                  (b)                           45,000                                    927,000
================================================================================================================================

HEALTH CARE EQUIPMENT--5.32%
Adeza Biomedical Corp.                           (a)                           61,400                                    975,646
--------------------------------------------------------------------------------------------------------------------------------
Conceptus Inc.                                   (a)(b)                        50,000                                    350,500
--------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.                                      (a)                           43,400                                  1,087,170
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.             (a)                           25,000                                  1,578,750
--------------------------------------------------------------------------------------------------------------------------------
IntraLase Corp.                                  (a)(b)                        23,500                                    540,500
--------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                           (a)                           16,500                                  1,072,500
--------------------------------------------------------------------------------------------------------------------------------
Kyphon Inc.                                      (a)(b)                        30,000                                    824,100
--------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                              35,000                                    804,650
--------------------------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc.                       (a)                           22,500                                    617,625
================================================================================================================================
                                                                                                                       7,851,441
================================================================================================================================

HEALTH CARE FACILITIES--1.55%
LifePoint Hospitals, Inc.                        (a)(b)                        25,000                                    945,000
--------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                            (a)                           33,000                                  1,342,770
================================================================================================================================
                                                                                                                       2,287,770
================================================================================================================================

HEALTH CARE SERVICES--2.31%
DaVita, Inc.                                     (a)(c)                        32,000                                  1,342,720
--------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc.                    (a)                           43,000                                    683,700
--------------------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc.                               (a)(b)                        89,000                                  1,373,270
================================================================================================================================
                                                                                                                       3,399,690
================================================================================================================================

HEALTH CARE SUPPLIES--0.58%
Advanced Medical Optics, Inc.                    (a)(b)                        20,000                                    853,800
================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.62%
La Quinta Corp.                                  (a)                          105,000                                    912,450
================================================================================================================================

HOUSEHOLD APPLIANCES--1.35%
Blount International, Inc.                       (a)                          110,600                                  1,985,270
================================================================================================================================

INDUSTRIAL CONGLOMERATES--0.73%
Textron Inc.                                                                   15,000                                  1,079,700
================================================================================================================================

EMG-QTR-1

                                                                                                                     MARKET
                                                                             SHARES                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL GASES--0.27%
Airgas, Inc.                                                                   16,900                          $         397,488
================================================================================================================================

INDUSTRIAL MACHINERY--2.38%
Columbus McKinnon Corp.                          (a)                           73,400                                    662,802
--------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                    20,000                                    766,000
--------------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                  18,800                                    707,444
--------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                          21,000                                  1,368,360
================================================================================================================================
                                                                                                                       3,504,606
================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.43%
Akamai Technologies, Inc.                        (a)(b)                        69,700                                    913,070
--------------------------------------------------------------------------------------------------------------------------------
Digitas Inc.                                     (a)                           75,000                                    783,000
--------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                   (a)                           16,000                                    413,440
================================================================================================================================
                                                                                                                       2,109,510
================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.23%
GFI Group Inc.                                   (a)                           13,100                                    343,744
================================================================================================================================

IT CONSULTING & OTHER SERVICES--1.30%
Acxiom Corp.                                                                   25,000                                    577,000
--------------------------------------------------------------------------------------------------------------------------------
TNS Inc.                                         (a)(b)                        60,000                                  1,335,600
================================================================================================================================
                                                                                                                       1,912,600
================================================================================================================================

LEISURE FACILITIES--0.92%
Speedway Motorsports, Inc.                                                     35,000                                  1,356,250
================================================================================================================================

METAL & GLASS CONTAINERS--0.28%
Owens-Illinois, Inc.                             (a)                           18,000                                    408,960
================================================================================================================================

MOVIES & ENTERTAINMENT--0.67%
Regal Entertainment Group-Class A                (b)                           50,000                                    995,000
================================================================================================================================

OIL & GAS DRILLING--0.38%
Patterson-UTI Energy, Inc.                                                     29,000                                    564,050
================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.56%
BJ Services Co.                                                                48,000                                  2,306,400
--------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.                             (a)                           12,000                                    676,920
--------------------------------------------------------------------------------------------------------------------------------
Input/Output, Inc.                               (a)(b)                       125,000                                    787,500
================================================================================================================================
                                                                                                                       3,770,820
================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.40%
Meridian Resource Corp. (The)                    (a)(b)                       110,000                                    584,100
================================================================================================================================

PAPER PRODUCTS--1.44%
Bowater Inc.                                                                   32,000                                  1,216,000
--------------------------------------------------------------------------------------------------------------------------------
Sappi Ltd.-ADR (South Africa)                                                  70,000                                    902,300
================================================================================================================================
                                                                                                                       2,118,300
================================================================================================================================

EMG-QTR-1

                                                                                                                     MARKET
                                                                             SHARES                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.91%
Barr Pharmaceuticals Inc.                        (a)                           18,700                          $         889,185
--------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.               (a)                           45,600                                    958,056
--------------------------------------------------------------------------------------------------------------------------------
Eon Labs, Inc.                                   (a)                           40,000                                  1,026,400
--------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.                         (a)(b)(c)                     45,000                                    771,525
--------------------------------------------------------------------------------------------------------------------------------
IVAX Corp.                                       (a)                           62,500                                    939,375
--------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                           20,000                                    722,000
--------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                 (a)                           45,200                                  1,025,588
--------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International            (b)                           36,400                                    908,908
================================================================================================================================
                                                                                                                       7,241,037
================================================================================================================================

PUBLISHING--1.19%
Dow Jones & Co., Inc.                                                          16,000                                    609,920
--------------------------------------------------------------------------------------------------------------------------------
Reader's Digest Association, Inc. (The)                                        71,000                                  1,144,520
================================================================================================================================
                                                                                                                       1,754,440
================================================================================================================================

REINSURANCE--0.45%
Max Re Capital Ltd. (Bermuda)                                                  31,200                                    667,680
================================================================================================================================

RESTAURANTS--1.37%
Brinker International, Inc.                      (a)                           18,000                                    676,980
--------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                               (b)                           53,000                                  1,348,320
================================================================================================================================
                                                                                                                       2,025,300
================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.98%
August Technology Corp.                          (a)(b)                        51,800                                    504,014
--------------------------------------------------------------------------------------------------------------------------------
Cascade Microtech, Inc.                          (a)(b)                        60,000                                    636,000
--------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                           (a)                           68,000                                  1,778,200
================================================================================================================================
                                                                                                                       2,918,214
================================================================================================================================

SEMICONDUCTORS--7.04%
Altera Corp.                                     (a)                           64,000                                  1,228,800
--------------------------------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc.                              (a)                           82,000                                    882,320
--------------------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc. (Canada)                   (a)                           45,000                                    779,850
--------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.                 (a)                           55,000                                  1,045,000
--------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.               (a)                           70,000                                    821,800
--------------------------------------------------------------------------------------------------------------------------------
Integrated Silicon Solution, Inc.                (a)                          100,000                                    652,000
--------------------------------------------------------------------------------------------------------------------------------
Intersil Corp.-Class A                                                         53,000                                    785,990
--------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                     100,000                                  2,605,000
--------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                          (a)                           26,000                                    270,660
--------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                   45,000                                  1,313,550
================================================================================================================================
                                                                                                                      10,384,970
================================================================================================================================

SPECIALIZED FINANCE--0.97%
Marlin Business Services Inc.                    (a)(b)                        40,000                                    728,000
--------------------------------------------------------------------------------------------------------------------------------
Primus Guaranty, Ltd. (Bermuda)                  (a)(b)                        47,000                                    705,000
================================================================================================================================
                                                                                                                       1,433,000
================================================================================================================================

SPECIALTY CHEMICALS--0.83%
Nalco Holding Co.                                (a)                           63,400                                  1,226,790
================================================================================================================================

EMG-QTR-1

                                                                                                                     MARKET
                                                                             SHARES                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES--3.29%
Cost Plus, Inc.                                  (a)                           25,000                          $         655,750
--------------------------------------------------------------------------------------------------------------------------------
Linens 'n Things, Inc.                           (a)                           53,000                                  1,372,700
--------------------------------------------------------------------------------------------------------------------------------
OfficeMax Inc.                                                                 53,000                                  1,564,030
--------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                  40,000                                  1,257,200
================================================================================================================================
                                                                                                                       4,849,680
================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.85%
CDW Corp.                                                                      15,000                                    877,500
--------------------------------------------------------------------------------------------------------------------------------
PC Connection, Inc.                              (a)(b)                        46,500                                    376,650
================================================================================================================================
                                                                                                                       1,254,150
================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.60%
New York Community Bancorp, Inc.                 (b)                           50,000                                    891,500
================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.21%
MSC Industrial Direct Co., Inc.-Class A                                        20,500                                    709,710
--------------------------------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                   31,000                                  1,072,910
================================================================================================================================
                                                                                                                       1,782,620
================================================================================================================================

TRUCKING--0.64%
Landstar System, Inc.                            (a)                            9,500                                    330,410
--------------------------------------------------------------------------------------------------------------------------------
Sirva Inc.                                       (a)                           70,000                                    620,200
================================================================================================================================
                                                                                                                         950,610
================================================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $124,731,370)                                                                                                   130,348,677
================================================================================================================================

MONEY MARKET FUNDS--1.19%
Liquid Assets Portfolio-Institutional Class      (d)                          877,457                                    877,457
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (d)                          877,457                                    877,457
================================================================================================================================

Total Money Market Funds (Cost $1,754,914)                                                                             1,754,914
================================================================================================================================
TOTAL INVESTMENTS--89.59% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $126,486,284)                                                                          132,103,591
================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--10.41%
STIC Prime Portfolio-Institutional Class         (d)(e)                    15,351,666                                 15,351,666
================================================================================================================================
Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $15,351,666)                                                                                                    15,351,666
================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $141,837,950)                                                                $     147,455,257
________________________________________________________________________________________________________________________________
================================================================================================================================

EMG-QTR-1

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c) A portion of this security is subject to call options written. See Note 1C and Note 4.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of this schedule.

EMG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

EMG-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

EMG-QTR-1

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                              MARKET                                      UNREALIZED      MARKET                        REALIZED
                              VALUE        PURCHASES       PROCEEDS      APPRECIATION     VALUE          DIVIDEND         GAIN
FUND                         10/31/04       AT COST       FROM SALES    (DEPRECIATION)   01/31/05         INCOME         (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class        $  1,571,116   $ 12,378,868   $(13,072,527)   $         --   $    877,457   $     12,441   $         --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class           1,571,116     12,378,868    (13,072,527)             --        877,457         12,685             --
==================================================================================================================================
   SUBTOTAL                $  3,142,232   $ 24,757,736   $(26,145,054)   $         --   $  1,754,914   $     25,126   $         --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                              MARKET                                      UNREALIZED      MARKET                        REALIZED
                              VALUE        PURCHASES       PROCEEDS      APPRECIATION     VALUE          DIVIDEND         GAIN
FUND                         10/31/04       AT COST       FROM SALES    (DEPRECIATION)   01/31/05         INCOME*        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class        $ 19,937,670   $ 15,660,401   $(35,598,071)   $         --   $         --   $      3,711   $         --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class                  --     24,091,329     (8,739,663)             --     15,351,666          1,569             --
==================================================================================================================================
   SUBTOTAL                $ 19,937,670   $ 39,751,730   $(44,337,734)   $         --   $ 15,351,666   $      5,280   $         --
==================================================================================================================================
   TOTAL                   $ 23,079,902   $ 64,509,466   $(70,482,788)   $         --   $ 17,106,580   $     30,406   $         --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2005, securities with an aggregate value of $15,239,106 were on loan to brokers. The loans were secured by cash collateral of $15,351,666 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $5,280 for securities lending transactions.

EMG-QTR-1

NOTE 4--OPTION CONTRACTS WRITTEN

                        TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------
                                                CALL OPTION CONTRACTS
                                           ------------------------------
                                             NUMBER OF         PREMIUMS
                                             CONTRACTS         RECEIVED
                                           ------------      ------------
Beginning of period                               1,120      $     53,810
-------------------------------------------------------------------------
Written                                           1,750           142,134
-------------------------------------------------------------------------
Exercised                                          (470)          (39,299)
-------------------------------------------------------------------------
Expired                                          (1,190)          (62,203)
==========================================================================
End of period                                     1,210      $     94,442
__________________________________________________________________________
==========================================================================

                                    OPEN OPTIONS WRITTEN AT PERIOD END
----------------------------------------------------------------------------------------------------------
                                                                                JANUARY 31,
                                CONTRACT    STRIKE     NUMBER OF     PREMIUMS       2005       UNREALIZED
                                 MONTH      PRICE      CONTRACTS     RECEIVED   MARKET VALUE  APPRECIATION
                                 ------   ----------   ----------   ----------  ------------  ------------
CALLS

DaVita, Inc.                     Apr-05   $     45.0          160   $   16,747   $   14,800   $    1,947
----------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc.         Feb-05         17.5          225       10,902       11,813         (911)
----------------------------------------------------------------------------------------------------------
Investors Financial Services
Corp.                            Feb-05         50.0          250       25,499       33,750       (8,251)
----------------------------------------------------------------------------------------------------------
Multimedia Games, Inc.           Feb-05         17.5          500       21,810        1,250       20,560
----------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.        Feb-05         80.0           75       19,484          375       19,109
==========================================================================================================
                                                            1,210   $   94,442   $   61,988   $   32,454
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $76,241,065 and $89,283,620, respectively. For interim reporting periods the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                $     10,058,517
-------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (4,712,888)
===========================================================================================
Net unrealized appreciation of investment securities                      $      5,345,629
___________________________________________________________________________________________
===========================================================================================

Cost of investments for tax purposes is $ 142,109,628.

EMG-QTR-1

                           AIM LARGE CAP BASIC VALUE FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com          LCBV-QTR-1 1/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.40%
ADVERTISING--5.02%
Interpublic Group of Cos., Inc. (The)               (a)                                 574,200                        $  7,493,310
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                      140,600                          11,935,534
====================================================================================================================================
                                                                                                                         19,428,844
====================================================================================================================================

AEROSPACE & DEFENSE--1.52%
Honeywell International Inc.                                                            163,300                           5,875,534
====================================================================================================================================

ALUMINUM--1.34%
Alcoa Inc.                                                                              175,500                           5,179,005
====================================================================================================================================

APPAREL RETAIL--1.72%
Gap, Inc. (The)                                                                         301,700                           6,640,417
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.05%
Bank of New York Co., Inc. (The)                                                        267,600                           7,950,396
====================================================================================================================================

BUILDING PRODUCTS--2.28%
Masco Corp.                                                                             240,200                           8,839,360
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.88%
Motorola, Inc.                                                                          217,200                           3,418,728
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.89%
Deere & Co.                                                                              49,800                           3,457,614
====================================================================================================================================

CONSUMER ELECTRONICS--3.12%
Koninklijke (Royal) Philips Electronics N.V.-New York Shares (Netherlands)              195,970                           5,110,898
------------------------------------------------------------------------------------------------------------------------------------
Sony Corp.- ADR (Japan)                                                                 188,700                           6,985,674
====================================================================================================================================
                                                                                                                         12,096,572
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.26%
Ceridian Corp.                                      (a)                                 297,700                           5,269,290
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                        275,700                          11,232,018
====================================================================================================================================
                                                                                                                         16,501,308
====================================================================================================================================

DEPARTMENT STORES--1.48%
May Department Stores Co. (The)                                                         168,800                           5,722,320
====================================================================================================================================


                                      F-1
LCBV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CHEMICALS--0.71%
Dow Chemical Co. (The)                                                                   55,600                        $  2,763,320
====================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--2.70%
Cendant Corp.                                                                           444,600                          10,470,330
====================================================================================================================================

ENVIRONMENTAL SERVICES--2.88%
Waste Management, Inc.                                                                  384,550                          11,151,950
====================================================================================================================================

FOOD RETAIL--3.02%
Kroger Co. (The)                                    (a)                                 412,600                           7,055,460
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                        (a)                                 245,800                           4,633,330
====================================================================================================================================
                                                                                                                         11,688,790
====================================================================================================================================

GENERAL MERCHANDISE STORES--2.24%
Target Corp.                                                                            170,600                           8,661,362
====================================================================================================================================

HEALTH CARE DISTRIBUTORS--6.01%
Cardinal Health, Inc.                                                                   269,600                          15,183,872
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                          235,100                           8,108,599
====================================================================================================================================
                                                                                                                         23,292,471
====================================================================================================================================

HEALTH CARE EQUIPMENT--1.47%
Baxter International Inc.                                                               168,800                           5,698,688
====================================================================================================================================

HEALTH CARE FACILITIES--1.98%
HCA, Inc.                                                                               172,400                           7,675,248
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--6.39%
General Electric Co.                                                                    230,500                           8,327,965
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                       454,800                          16,436,472
====================================================================================================================================
                                                                                                                         24,764,437
====================================================================================================================================

INDUSTRIAL MACHINERY--2.12%
Illinois Tool Works Inc.                                                                 94,515                           8,220,915
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--4.28%
Merrill Lynch & Co., Inc.                                                               126,800                           7,616,876
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                          160,000                           8,953,600
====================================================================================================================================
                                                                                                                         16,570,476
====================================================================================================================================

MANAGED HEALTH CARE--3.04%
WellPoint Inc.                                      (a)                                  97,000                          11,785,500
====================================================================================================================================

MOVIES & ENTERTAINMENT--2.68%
Walt Disney Co. (The)                                                                   363,100                          10,395,553
====================================================================================================================================


                                      F-2
LCBV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
MULTI-LINE INSURANCE--2.01%
Hartford Financial Services Group, Inc. (The)                                           115,600                        $  7,778,724
====================================================================================================================================

OIL & GAS DRILLING--2.38%
Transocean Inc. (Cayman Islands)                    (a)                                 209,377                           9,212,588
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--4.74%
Halliburton Co.                                                                         262,100                          10,780,173
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                         111,100                           7,559,244
====================================================================================================================================
                                                                                                                         18,339,417
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--6.66%
Citigroup Inc.                                                                          281,619                          13,813,412
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                    320,356                          11,958,889
====================================================================================================================================
                                                                                                                         25,772,301
====================================================================================================================================

PACKAGED FOODS & MEATS--1.53%
Kraft Foods Inc.-Class A                                                                174,300                           5,922,714
====================================================================================================================================

PHARMACEUTICALS--6.97%
Pfizer Inc.                                                                             327,700                           7,917,232
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                             (b)                                 162,452                          12,097,967
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                   176,300                           6,986,769
====================================================================================================================================
                                                                                                                         27,001,968
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.31%
ACE Ltd. (Cayman Islands)                                                               205,800                           8,931,720
====================================================================================================================================

SYSTEMS SOFTWARE--2.92%
Computer Associates International, Inc.                                                 416,499                          11,324,608
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--3.80%
Fannie Mae                                                                              172,300                          11,127,134
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                              55,000                           3,590,950
====================================================================================================================================
                                                                                                                         14,718,084
====================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $309,307,661)                                                         377,251,262
====================================================================================================================================
MONEY MARKET FUNDS--2.60%
Liquid Assets Portfolio-Institutional Class         (c)                               5,028,218                           5,028,218
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class            (c)                               5,028,218                           5,028,218
====================================================================================================================================

Total Money Market Funds (Cost $10,056,436)                                                                              10,056,436
====================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $319,364,097)                                                                        $387,307,698
____________________________________________________________________________________________________________________________________
====================================================================================================================================


                                      F-3
LCBV-QTR-1

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at January 31, 2005 represented 3.12% of the Fund's Total Investments. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.


                                       F-4
LCBV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may


                                      F-5
LCBV-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


                                      F-6
LCBV-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE        DIVIDEND        REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class      $3,790,466    $11,161,806   $  (9,924,054)    $         --     $ 5,028,218    $   29,241      $          --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class       3,790,466     11,161,806      (9,924,054)              --       5,028,218        29,811                 --
====================================================================================================================================
   SUBTOTAL              $7,580,932    $22,323,612   $ (19,848,108)    $         --     $10,056,436    $   59,052      $          --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE           DIVIDEND     REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05          INCOME*    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class        7,196,450    22,752,025     (29,948,475)               --             --            8,872              --
====================================================================================================================================
   TOTAL                 $14,777,382   $45,075,637   $ (49,796,583)    $          --     $10,056,436       $  67,924    $         --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2005, there were no securities on loan. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $8,872 for securities lending transactions.


                                      F-7
LCBV-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $63,395 and $137,161, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
================================================================================
Aggregate unrealized appreciation of investment securities         $ 77,773,600
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (11,718,394)
================================================================================
Net unrealized appreciation of investment securities               $ 66,055,206
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $321,252,492.


                                      F-8
LCBV-QTR-1

                           AIM LARGE CAP GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com           LCG-QTR-1 1/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--98.04%
AEROSPACE & DEFENSE--3.65%
Boeing Co. (The)                                                                         172,000                       $  8,703,200
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                    84,000                          8,673,000
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                   140,000                          6,006,000
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                 56,200                          5,658,216
====================================================================================================================================
                                                                                                                         29,040,416
====================================================================================================================================

AIR FREIGHT & LOGISTICS--0.66%
FedEx Corp.                                                                               55,000                          5,260,750
====================================================================================================================================

APPAREL RETAIL--1.00%
Limited Brands, Inc.                                                                     337,000                          7,986,900
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.69%
Coach, Inc.                                                        (a)                    98,000                          5,497,800
====================================================================================================================================

APPLICATION SOFTWARE--0.97%
Autodesk, Inc.                                                                           264,000                          7,753,680
====================================================================================================================================

BUILDING PRODUCTS--1.27%
Masco Corp.                                                                              275,000                         10,120,000
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.92%
Cisco Systems, Inc.                                                (a)                   696,440                         12,563,778
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                           260,000                          4,092,400
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                            390,000                         14,523,600
====================================================================================================================================
                                                                                                                         31,179,778
====================================================================================================================================

COMPUTER HARDWARE--4.67%
Dell Inc.                                                          (a)                   756,600                         31,595,616
------------------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                          (a)                   162,000                          5,537,160
====================================================================================================================================
                                                                                                                         37,132,776
====================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.56%
Lexmark International, Inc.-Class A                                (a)                    54,000                          4,500,900
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.71%
PACCAR Inc.                                                                               80,000                          5,652,800
====================================================================================================================================


                                      F-1
LCG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER ELECTRONICS--2.15%
Harman International Industries, Inc.                                                    141,000                       $  17,152,650
====================================================================================================================================

CONSUMER FINANCE--4.02%
American Express Co.                                                                      89,300                          4,764,155
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                               70,000                          5,479,600
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                               190,000                          5,050,200
------------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                333,000                         16,713,270
====================================================================================================================================
                                                                                                                         32,007,225
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.15%
Computer Sciences Corp.                                            (a)                   177,000                          9,119,040
====================================================================================================================================

DEPARTMENT STORES--1.98%
J.C. Penney Co., Inc.                                                                    158,000                          6,749,760
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                          186,000                          8,974,500
====================================================================================================================================
                                                                                                                         15,724,260
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--2.28%
Cooper Industries, Ltd.-Class A (Bermuda)                                                106,000                          7,367,000
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                191,000                         10,820,150
====================================================================================================================================
                                                                                                                         18,187,150
====================================================================================================================================

FOOTWEAR--2.17%
NIKE, Inc.-Class B                                                                       199,000                         17,239,370
====================================================================================================================================

HEALTH CARE EQUIPMENT--3.43%
Bard (C.R.), Inc.                                                                        100,000                          6,780,000
------------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                  259,000                         14,672,350
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                       (a)                   120,000                          5,889,600
====================================================================================================================================
                                                                                                                         27,341,950
====================================================================================================================================

HEALTH CARE SERVICES--1.14%
Quest Diagnostics Inc.                                                                    95,000                          9,053,500
====================================================================================================================================

HEALTH CARE SUPPLIES--1.95%
Alcon, Inc. (Switzerland)                                                                195,700                         15,499,440
====================================================================================================================================

HOME IMPROVEMENT RETAIL--1.17%
Home Depot, Inc. (The)                                                                   225,000                          9,283,500
====================================================================================================================================

HOMEBUILDING--0.75%
NVR, Inc.                                                          (a)                     7,500                          5,934,375
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.64%
Marriott International, Inc.-Class A                                                      81,000                          5,117,580
====================================================================================================================================


                                      F-2
LCG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD APPLIANCES--1.16%
Black & Decker Corp. (The)                                         (b)                   112,000                       $  9,228,800
====================================================================================================================================

HOUSEHOLD PRODUCTS--2.52%
Procter & Gamble Co. (The)                                                               377,000                         20,067,710
====================================================================================================================================

HOUSEWARES & SPECIALTIES--1.09%
Fortune Brands, Inc.                                                                     103,000                          8,649,940
====================================================================================================================================

HYPERMARKETS & SUPER CENTERS--2.53%
Costco Wholesale Corp.                                                                   426,000                         20,137,020
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--0.94%
Tyco International Ltd. (Bermuda)                                                        207,000                          7,480,980
====================================================================================================================================

INDUSTRIAL MACHINERY--2.42%
Danaher Corp.                                                                            104,000                          5,707,520
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                               93,000                          6,323,070
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                  83,000                          7,219,340
====================================================================================================================================
                                                                                                                         19,249,930
====================================================================================================================================

INTEGRATED OIL & GAS--3.26%
BP PLC-ADR (United Kingdom)                                                              143,000                          8,525,660
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                      155,000                          8,432,000
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                            97,000                          9,000,630
====================================================================================================================================
                                                                                                                         25,958,290
====================================================================================================================================

INTERNET RETAIL--1.22%
eBay Inc.                                                          (a)                   119,000                          9,698,500
====================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.18%
Yahoo! Inc.                                                        (a)                   267,200                          9,408,112
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.90%
Bear Stearns Cos. Inc. (The)                                                              71,000                          7,175,260
====================================================================================================================================

IT CONSULTING & OTHER SERVICES--1.77%
Accenture Ltd. -Class A (Bermuda)                                  (a)                   541,000                         14,093,050
====================================================================================================================================

MANAGED HEALTH CARE--3.86%
UnitedHealth Group Inc.                                                                  240,000                         21,336,000
------------------------------------------------------------------------------------------------------------------------------------
WellPoint Inc.                                                     (a)                    77,000                          9,355,500
====================================================================================================================================
                                                                                                                         30,691,500
====================================================================================================================================

MOTORCYCLE MANUFACTURERS--1.67%
Harley-Davidson, Inc.                                                                    221,000                         13,284,310
====================================================================================================================================

LCG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.47%
Xerox Corp.                                                        (a)                   736,000                       $ 11,687,680
====================================================================================================================================

PERSONAL PRODUCTS--3.42%
Gillette Co. (The)                                                                       537,000                         27,236,640
====================================================================================================================================

PHARMACEUTICALS--4.74%
Johnson & Johnson                                                                        491,000                         31,767,700
------------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)               (a)                   170,000                          5,950,000
====================================================================================================================================
                                                                                                                         37,717,700
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.80%
Allstate Corp. (The)                                                                     126,000                          6,355,440
====================================================================================================================================

PUBLISHING--0.61%
McGraw-Hill Cos., Inc. (The)                                                              54,000                          4,887,000
====================================================================================================================================

RAILROADS--0.75%
Norfolk Southern Corp.                                                                   170,000                          5,936,400
====================================================================================================================================

RESTAURANTS--4.95%
McDonald's Corp.                                                                         487,000                         15,773,930
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                                    (a)                   149,000                          8,046,000
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                  (a)                   337,000                         15,619,950
====================================================================================================================================
                                                                                                                         39,439,880
====================================================================================================================================

SEMICONDUCTORS--0.42%
Intel Corp.                                                                              149,000                          3,345,050
====================================================================================================================================

SOFT DRINKS--1.27%
PepsiCo, Inc.                                                                            188,000                         10,095,600
====================================================================================================================================

SPECIALTY STORES--2.55%
Staples, Inc.                                                                            620,000                         20,298,800
====================================================================================================================================

STEEL--1.06%
Nucor Corp.                                                        (b)                   150,000                          8,424,000
====================================================================================================================================

SYSTEMS SOFTWARE--6.29%
Adobe Systems Inc.                                                                       194,000                         11,038,600
------------------------------------------------------------------------------------------------------------------------------------
McAfee Inc.                                                        (a)                   152,000                          3,929,200
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          429,280                         11,281,478
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                       (a)                   389,000                          5,356,530
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                     (a)                   792,000                         18,493,200
====================================================================================================================================
                                                                                                                         50,099,008
====================================================================================================================================


                                      F-4
LCG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.26%
Countrywide Financial Corp.                                                              389,000                       $ 14,393,000
------------------------------------------------------------------------------------------------------------------------------------
Doral Financial Corp. (Puerto Rico)                                                      147,000                          6,357,750
------------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                               80,000                          5,169,600
====================================================================================================================================
                                                                                                                         25,920,350
====================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.00%
W.W. Grainger, Inc.                                                                      130,000                          7,957,300
====================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $661,124,808)                                                        780,310,090
====================================================================================================================================

MONEY MARKET FUNDS--0.87%
Liquid Assets Portfolio-Institutional Class                        (c)                 3,440,554                          3,440,554
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                           (c)                 3,440,554                          3,440,554
====================================================================================================================================
Total Money Market Funds (Cost $6,881,108)                                                                                6,881,108
====================================================================================================================================
TOTAL INVESTMENTS--98.91% (excluding investments purchased with
    cash collateral from securities loaned) (Cost $668,005,916)                                                         787,191,198
====================================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.09%
STIC Prime Portfolio-Institutional Class                           (c)(d)              8,681,741                          8,681,741
====================================================================================================================================
Total Money Market Funds (purchased with cash collateral from
   securities loaned) (Cost $8,681,741)                                                                                    8,681,741
====================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $676,687,657)                                                                        $795,872,939
____________________________________________________________________________________________________________________________________
====================================================================================================================================



Investment Abbreviations:

ADR  -  American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.


                                      F-5
LCG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may


                                      F-6
LCG-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


                                      F-7
LCG-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE        DIVIDEND        REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class      $14,259,968   $13,725,446   $ (24,544,860)    $          --     $ 3,440,554   $   26,970      $         --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class       14,259,968    13,725,446     (24,544,860)               --       3,440,554       27,430                --
====================================================================================================================================
   SUBTOTAL              $28,519,936   $27,450,892   $ (49,089,720)    $          --     $ 6,881,108   $   54,400       $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            MARKET                                       UNREALIZED         MARKET
                            VALUE        PURCHASES       PROCEEDS       APPRECIATION        VALUE        DIVIDEND        REALIZED
FUND                       10/31/04       AT COST       FROM SALES     (DEPRECIATION)      01/31/05       INCOME        GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class      $ 4,905,700   $ 77,755,698   $ (82,661,398)    $         --      $        --   $      236      $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
Institutional Class               --     34,161,993     (25,480,252)              --        8,681,741          178               --
====================================================================================================================================
   SUBTOTAL              $ 4,905,700   $111,917,691   $(108,141,650)    $         --      $ 8,681,741   $      414      $        --
====================================================================================================================================
   TOTAL                 $33,425,636   $139,368,583   $(157,231,370)    $         --      $15,562,849   $   54,814      $        --
____________________________________________________________________________________________________________________________________
====================================================================================================================================


* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2005, securities with an aggregate value of $8,667,797 were on loan to brokers. The loans were secured by cash collateral of $8,681,741 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $414 for securities lending transactions.


                                      F-8

LCG-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $131,704,669 and $104,831,596, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
================================================================================
Aggregate unrealized appreciation of investment securities         $118,043,858
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (5,321,178)
================================================================================
Net unrealized appreciation of investment securities               $112,722,680
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $683,150,259.


                                      F-9
LCG-QTR-1

                            AIM MID CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               MCG-QTR-1 1/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--96.09%
ADVERTISING--0.73%
Omnicom Group Inc.                                                                      18,000                         $  1,528,020
===================================================================================================================================

AEROSPACE & DEFENSE--0.68%
L-3 Communications Holdings, Inc.                                                       20,000                            1,428,200
===================================================================================================================================

AIR FREIGHT & LOGISTICS--0.54%
Robinson (C.H.) Worldwide, Inc.                                                         22,000                            1,133,000
===================================================================================================================================

APPAREL RETAIL--1.59%
Chico's FAS, Inc.                                         (a)                           42,000                            2,212,560
-----------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.                                    (a)                           27,000                            1,135,890
===================================================================================================================================
                                                                                                                          3,348,450
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.86%
Coach, Inc.                                               (a)                           42,000                            2,356,200
-----------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                 40,000                            1,558,000
===================================================================================================================================
                                                                                                                          3,914,200
===================================================================================================================================

APPLICATION SOFTWARE--2.53%
Amdocs Ltd. (United Kingdom)                              (a)                           80,000                            2,380,000
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                          35,100                            1,030,887
-----------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.                                          (a)                           16,300                              558,112
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                 (a)                           31,000                            1,356,870
===================================================================================================================================
                                                                                                                          5,325,869
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.19%
Investors Financial Services Corp.                        (b)                           50,000                            2,520,500
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                        27,000                            2,085,210
===================================================================================================================================
                                                                                                                          4,605,710
===================================================================================================================================

AUTO PARTS & EQUIPMENT--0.76%
Autoliv, Inc.                                                                           34,000                            1,603,100
===================================================================================================================================

BIOTECHNOLOGY--4.54%
Affymetrix, Inc.                                          (a)                           30,000                            1,234,800
-----------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc.            (a)                           36,000                            1,705,680
-----------------------------------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.                              (a)                           30,000                            1,105,800
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                     (a)                           65,000                            2,151,500
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                                          (a)                           17,200                            1,181,812
-----------------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                                  (a)                           41,200                            2,176,184
===================================================================================================================================
                                                                                                                          9,555,776
===================================================================================================================================

MCG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.49%
American Standard Cos. Inc.                               (a)                           26,000                         $  1,041,040
===================================================================================================================================

CASINOS & GAMING--0.76%
Station Casinos, Inc.                                                                   26,000                            1,599,000
===================================================================================================================================

COMMODITY CHEMICALS--0.94%
Celanese Corp.-Series A                                   (a)(b)                       122,400                            1,974,312
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--4.33%
Avaya Inc.                                                (a)                          140,000                            2,009,000
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                 (a)                           75,000                            1,676,250
-----------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                                              (a)                           89,000                              973,660
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                    (a)                           40,300                            1,012,739
-----------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)                          (a)                           26,000                            1,853,540
-----------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                52,400                            1,588,244
===================================================================================================================================
                                                                                                                          9,113,433
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.87%
Emulex Corp.                                              (a)                           64,200                            1,050,954
-----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                              (a)                           40,000                            1,531,200
-----------------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp.                                  (a)                           42,900                            1,350,921
===================================================================================================================================
                                                                                                                          3,933,075
===================================================================================================================================

CONSUMER ELECTRONICS--0.52%
Harman International Industries, Inc.                                                    9,000                            1,094,850
===================================================================================================================================

CONSUMER FINANCE--1.11%
First Marblehead Corp. (The)                              (a)                           36,300                            2,335,179
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.07%
Affiliated Computer Services, Inc.-Class A                (a)                           21,000                            1,137,990
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.                               (a)                           50,000                            2,171,000
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                                        (a)                           37,000                            1,043,400
===================================================================================================================================
                                                                                                                          4,352,390
===================================================================================================================================

DEPARTMENT STORES--2.04%
Kohl's Corp.                                              (a)                           45,000                            2,115,450
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                         45,000                            2,171,250
===================================================================================================================================
                                                                                                                          4,286,700
===================================================================================================================================

DIVERSIFIED BANKS--0.80%
Centennial Bank Holdings, Inc. (Acquired 12/27/04; Cost
$1,653,750)                                                  (a)(c)                    157,500                            1,693,125
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.03%
Eastman Chemical Co.                                                                    40,200                            2,176,830
===================================================================================================================================

MCG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--5.03%
Apollo Group, Inc.-Class A                                (a)                           21,000                         $  1,641,990
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.                                    (a)                           58,000                            2,336,820
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                            49,300                            2,144,550
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                                     32,000                            2,044,800
-----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America                              (a)                           59,000                            2,424,310
===================================================================================================================================
                                                                                                                         10,592,470
===================================================================================================================================

DRUG RETAIL--1.02%
Shoppers Drug Mart Corp. (Canada)                         (a)                           68,000                            2,148,032
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.50%
Amphenol Corp.-Class A                                                                  27,000                            1,061,910
===================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.97%
Benchmark Electronics, Inc.                               (a)                           63,700                            2,036,489
===================================================================================================================================

EMPLOYMENT SERVICES--1.16%
Manpower Inc.                                                                           50,000                            2,432,500
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.76%
Stericycle, Inc.                                          (a)                           31,000                            1,594,330
===================================================================================================================================

GENERAL MERCHANDISE STORES--1.68%
Dollar General Corp.                                                                    80,700                            1,630,947
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.                                  (a)                           70,000                            1,906,100
===================================================================================================================================
                                                                                                                          3,537,047
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.65%
Schein (Henry), Inc.                                      (a)                           20,000                            1,361,200
===================================================================================================================================

HEALTH CARE EQUIPMENT--4.16%
Fisher Scientific International Inc.                      (a)                           23,000                            1,452,450
-----------------------------------------------------------------------------------------------------------------------------------
INAMED Corp.                                              (a)                           16,000                            1,107,200
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                    (a)                           43,000                            2,795,000
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                       99,000                            2,276,010
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                              (a)                           23,000                            1,128,840
===================================================================================================================================
                                                                                                                          8,759,500
===================================================================================================================================

HEALTH CARE FACILITIES--1.10%
Community Health Systems Inc.                             (a)                           80,000                            2,318,400
===================================================================================================================================

HEALTH CARE SERVICES--2.43%
Caremark Rx, Inc.                                         (a)                           50,000                            1,955,000
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                     (a)                           27,100                            2,010,549
-----------------------------------------------------------------------------------------------------------------------------------
Renal Care Group, Inc.                                    (a)                           30,000                            1,144,800
===================================================================================================================================
                                                                                                                          5,110,349
===================================================================================================================================

HEALTH CARE SUPPLIES--0.98%
Cooper Cos., Inc. (The)                                                                 27,000                            2,070,900
===================================================================================================================================

MCG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDING--1.10%
Pulte Homes, Inc.                                                                       35,000                         $  2,312,800
-----------------------------------------------------------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--2.05%
Hilton Hotels Corp.                                                                     98,200                            2,184,950
-----------------------------------------------------------------------------------------------------------------------------------
Royal Carribbean Cruises Ltd. (Liberia)                                                 40,000                            2,120,000
===================================================================================================================================
                                                                                                                          4,304,950
===================================================================================================================================

HOUSEWARES & SPECIALTIES--1.09%
Jarden Corp.                                              (a)                           50,000                            2,300,000
===================================================================================================================================

INDUSTRIAL MACHINERY--0.78%
Eaton Corp.                                                                             24,000                            1,631,760
===================================================================================================================================

INSURANCE BROKERS--0.95%
Willis Group Holdings Ltd. (Bermuda)                                                    51,500                            1,992,020
===================================================================================================================================

INTEGRATED OIL & GAS--1.10%
Murphy Oil Corp.                                                                        26,000                            2,321,280
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--3.67%
Ask Jeeves, Inc.                                          (a)                           70,000                            1,985,200
-----------------------------------------------------------------------------------------------------------------------------------
Digital River, Inc.                                       (a)                           45,500                            1,779,505
-----------------------------------------------------------------------------------------------------------------------------------
SINA Corp. (Cayman Islands)                               (a)                           60,000                            1,590,000
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                            (a)                           92,000                            2,377,280
===================================================================================================================================
                                                                                                                          7,731,985
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--1.08%
Cognizant Technology Solutions Corp.-Class A              (a)                           60,000                            2,274,000
===================================================================================================================================

LEISURE PRODUCTS--1.40%
Brunswick Corp.                                                                         35,000                            1,614,200
-----------------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc.                                  (a)                           75,000                            1,339,500
===================================================================================================================================
                                                                                                                          2,953,700
===================================================================================================================================

MANAGED HEALTH CARE--0.91%
Aetna Inc.                                                                              15,000                            1,905,750
===================================================================================================================================

METAL & GLASS CONTAINERS--0.50%
Pactiv Corp.                                              (a)                           47,600                            1,057,196
===================================================================================================================================

MULTI-LINE INSURANCE--0.67%
Quanta Capital Holdings Ltd. (Bermuda)                    (a)                          144,200                            1,413,160
===================================================================================================================================

OIL & GAS DRILLING--1.65%
Nabors Industries, Ltd. (Bermuda)                         (a)                           32,000                            1,612,800
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                              (a)                           35,000                            1,867,250
===================================================================================================================================
                                                                                                                          3,480,050
===================================================================================================================================

MCG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES--2.10%
Halliburton Co.                                                                         45,000                         $  1,850,850
-----------------------------------------------------------------------------------------------------------------------------------
Varco International, Inc.                                 (a)                           50,000                            1,530,500
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)                  (a)                           19,000                            1,031,130
===================================================================================================================================
                                                                                                                          4,412,480
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.22%
Ultra Petroleum Corp. (Canada)                            (a)                           50,000                            2,576,500
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.56%
Williams Cos., Inc. (The)                                                               70,000                            1,176,700
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.12%
CapitalSource Inc.                                        (a)(b)                       100,100                            2,363,361
===================================================================================================================================

PHARMACEUTICALS--2.96%
Kos Pharmaceuticals, Inc.                                 (a)                           31,000                            1,023,620
-----------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                          (a)                           70,000                            1,588,300
-----------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                    60,600                            2,121,000
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                                   60,000                            1,498,200
===================================================================================================================================
                                                                                                                          6,231,120
===================================================================================================================================

PUBLISHING--0.73%
Getty Images, Inc.                                        (a)                           22,000                            1,533,400
===================================================================================================================================

REAL ESTATE--3.03%
Aames Investment Corp.                                                                 181,900                            1,908,131
-----------------------------------------------------------------------------------------------------------------------------------
New Century Financial Corp.                                                             42,300                            2,533,347
-----------------------------------------------------------------------------------------------------------------------------------
People's Choice Financial Corp. (Acquired 12/21/04; Cost
$1,897,000)                                               (a)(c)                       189,700                            1,944,425
===================================================================================================================================
                                                                                                                          6,385,903
===================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.22%
CB Richard Ellis Group, Inc.-Class A                      (a)                           73,200                            2,561,268
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.01%
Novellus Systems, Inc.                                    (a)                           81,200                            2,123,380
===================================================================================================================================

SEMICONDUCTORS--4.00%
Altera Corp.                                              (a)                           56,900                            1,092,480
-----------------------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc. (Canada)                            (a)                          112,900                            1,956,557
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)                   (a)                           45,000                            1,505,250
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                               90,000                            2,344,500
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                            90,000                            1,523,700
===================================================================================================================================
                                                                                                                          8,422,487
===================================================================================================================================

SPECIALTY CHEMICALS--0.14%
Nalco Holding Co.                                         (a)                           15,600                              301,860
===================================================================================================================================

MCG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES--3.45%
Advance Auto Parts, Inc.                                  (a)                           45,500                         $  1,961,050
-----------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond Inc.                                    (a)                           40,000                            1,611,600
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                           60,000                            1,964,400
-----------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                     (a)                           50,000                            1,730,000
===================================================================================================================================
                                                                                                                          7,267,050
===================================================================================================================================

SYSTEMS SOFTWARE--0.48%
Novell, Inc.                                              (a)                          175,000                            1,009,750
===================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.50%
CDW Corp.                                                                               18,000                            1,053,000
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.45%
Doral Financial Corp. (Puerto Rico)                                                     22,000                              951,500
===================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.69%
MSC Industrial Direct Co., Inc.-Class A                                                 41,800                            1,447,116
===================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.66%
American Tower Corp.-Class A                              (a)                           82,600                            1,496,712
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A                             (a)                          100,000                            1,989,000
-----------------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.                                         (a)                           35,000                            1,883,000
-----------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.                                         (a)                           40,000                            2,344,000
===================================================================================================================================
                                                                                                                          7,712,712
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost
$172,414,944)                                                                                                           202,273,624
===================================================================================================================================

MONEY MARKET FUNDS--1.82%
Liquid Assets Portfolio-Institutional Class               (d)                        1,916,782                            1,916,782
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                  (d)                        1,916,782                            1,916,782
-----------------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $3,833,564)                                                                                3,833,564
===================================================================================================================================

TOTAL INVESTMENTS--97.91% (excluding investments
purchased with cash collateral from securities loaned) (Cost
$176,248,508)                                                                                                           206,107,188
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.09%
STIC Prime Portfolio-Institutional Class                  (d)(e)                     4,405,000                            4,405,000
===================================================================================================================================
Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $4,405,000)                                                                                 4,405,000
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $180,653,508)                                                                        $210,512,188
___________________________________________________________________________________________________________________________________
===================================================================================================================================

MCG-QTR-1

Investment Abbreviations:

ADR  American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $3,637,550, which represented 1.73% of the Fund's Total Investements. These securities are considered to be illiquid.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

MCG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

MCG-QTR-1
     include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return

MCG-QTR-1
     for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                             MARKET                                       UNREALIZED         MARKET
                             VALUE        PURCHASES      PROCEEDS        APPRECIATION        VALUE       DIVIDEND    REALIZED
FUND                        10/31/04       AT COST      FROM SALES      (DEPRECIATION)      01/31/05      INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--
Institutional Class       $  1,818,420   $ 16,468,615  $(16,370,253)    $          --    $   1,916,782   $  12,247  $        --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--
Institutional Class         1,818,420     16,468,615    (16,370,253)               --        1,916,782      12,494           --
-------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL               $ 3,636,840    $ 32,937,230  $(32,740,506)    $          --    $   3,833,564   $  24,741  $        --
_______________________________________________________________________________________________________________________________
===============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                             MARKET                                       UNREALIZED         MARKET
                             VALUE        PURCHASES      PROCEEDS        APPRECIATION        VALUE       DIVIDEND    REALIZED
FUND                        10/31/04       AT COST      FROM SALES      (DEPRECIATION)      01/31/05      INCOME    GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--
Institutional Class       $  6,790,375   $ 10,602,688   $ (12,988,063)  $          --     $ 4,405,000   $   5,626   $        --
-------------------------------------------------------------------------------------------------------------------------------
   TOTAL                  $ 10,427,215   $ 43,539,918   $ (45,728,569)  $          --     $ 8,238,564   $  30,367   $        --
_______________________________________________________________________________________________________________________________
===============================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also

MCG-QTR-1
experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At January 31, 2005, securities with an aggregate value of $4,238,620 were on loan to brokers. The loans were secured by cash collateral of $4,405,000 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $5,626 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $80,449,169 and $85,719,626, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $  32,399,994
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (3,520,883)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $  28,879,111
===============================================================================

Cost of investments for tax purposes is $181,633,077.

MCG-QTR-1

                           AIM SELECT BASIC VALUE FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com           SBV-QTR-1 1/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                        SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.00%
ADVERTISING--5.49%
Interpublic Group of Cos., Inc. (The)            (a)                                     2,500                         $   32,625
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                         500                             42,445
====================================================================================================================================
                                                                                                                           75,070
====================================================================================================================================

AEROSPACE & DEFENSE--1.31%
Honeywell International Inc.                                                               500                             17,990
------------------------------------------------------------------------------------------------------------------------------------

APPAREL RETAIL--2.57%
Gap, Inc. (The)                                                                          1,600                             35,216
------------------------------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS--2.20%
American Standard Cos. Inc.                      (a)                                       750                             30,030
------------------------------------------------------------------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES--5.35%
Ceridian Corp.                                   (a)                                     1,600                             28,320
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                         1,100                             44,814
====================================================================================================================================
                                                                                                                           73,134
====================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--7.78%
Cendant Corp.                                                                            2,000                             47,100
------------------------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                            350                             16,908
------------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                          1,900                             42,332
====================================================================================================================================
                                                                                                                          106,340
====================================================================================================================================

ENVIRONMENTAL SERVICES--2.97%
Waste Management, Inc.                                                                   1,400                             40,600
====================================================================================================================================

FOOD RETAIL--3.17%
Kroger Co. (The)                                 (a)                                     1,650                             28,215
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                     (a)                                       800                             15,080
====================================================================================================================================
                                                                                                                           43,295
====================================================================================================================================

GENERAL MERCHANDISE STORES--2.23%
Target Corp.                                                                               600                             30,462
====================================================================================================================================


                                      F-1
SBV-QTR-1

                                                                                                                          MARKET
                                                                                        SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--8.04%
Cardinal Health, Inc.                                                                    1,400                         $   78,848
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                             900                             31,041
====================================================================================================================================
                                                                                                                          109,889
====================================================================================================================================

HEALTH CARE EQUIPMENT--2.87%
Waters Corp.                                     (a)                                       800                             39,264
====================================================================================================================================

HEALTH CARE SERVICES--1.11%
IMS Health Inc.                                                                            650                             15,197
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.12%
Starwood Hotels & Resorts Worldwide, Inc.                                                  500                             28,945
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--5.02%
Tyco International Ltd. (Bermuda)                                                        1,900                             68,666
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.51%
Merrill Lynch & Co., Inc.                                                                  800                             48,056
====================================================================================================================================

LEISURE PRODUCTS--2.36%
Brunswick Corp.                                                                            700                             32,284
====================================================================================================================================

MANAGED HEALTH CARE--4.44%
WellPoint Inc.                                   (a)                                       500                             60,750
====================================================================================================================================

OIL & GAS DRILLING--5.70%
Pride International, Inc.                        (a)                                     1,450                             33,915
------------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                 (a)                                     1,000                             44,000
====================================================================================================================================
                                                                                                                           77,915
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.79%
Weatherford International Ltd. (Bermuda)         (a)                                       450                             24,421
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--7.97%
Citigroup Inc.                                                                           1,100                             53,955
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                     1,475                             55,062
====================================================================================================================================
                                                                                                                          109,017
====================================================================================================================================


                                      F-2
SBV-QTR-1

                                                                                                                          MARKET
                                                                                        SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.83%
Pfizer Inc.                                                                              1,300                         $   31,408
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                          (b)                                       687                             51,162
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                      620                             24,571
====================================================================================================================================
                                                                                                                          107,141
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.70%
ACE Ltd. (Cayman Islands)                                                                  850                             36,890
====================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.53%
Novellus Systems, Inc.                           (a)                                       800                             20,920
====================================================================================================================================

SYSTEMS SOFTWARE--4.37%
Computer Associates International, Inc.                                                  2,200                             59,818
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--5.57%
Fannie Mae                                                                                 775                             50,050
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                400                             26,116
====================================================================================================================================
                                                                                                                           76,166
====================================================================================================================================

Total Common Stocks (Cost $1,047,492)                                                                                   1,367,476
====================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,047,492)                                                                          $1,367,476
____________________________________________________________________________________________________________________________________
====================================================================================================================================



Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at January 31, 2005 represented 3.74% of the Fund's Total Investments. See Note 1A.

See accompanying notes which are an integral part of this schedule.


                                      F-3
SBV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.


                                      F-4
SBV-QTR-1

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


                                      F-5
SBV-QTR-1

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $73,391 and $76,529, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
================================================================================
Aggregate unrealized appreciation of investment securities             $358,216
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (38,232)
================================================================================
Net unrealized appreciation of investment securities                   $319,984
________________________________________________________________________________
================================================================================
Investments have the same costs for tax and financial statement purposes.


                                      F-6
SBV-QTR-1

                               AIM US GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com               USG-QTR-1 1/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.00%
ADVERTISING--0.54%
Omnicom Group Inc.                                                                           70                   $           5,942
===================================================================================================================================

AIR FREIGHT & LOGISTICS--1.39%
FedEx Corp.                                                                                 160                              15,304
===================================================================================================================================

AIRLINES--1.44%
Southwest Airlines Co.                                                                    1,090                              15,783
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.86%
Cisco Systems, Inc.                             (a)                                       1,743                              31,444
===================================================================================================================================

COMPUTER HARDWARE--0.84%
Dell Inc.                                       (a)                                         220                               9,187
===================================================================================================================================

CONSUMER FINANCE--0.63%
MBNA Corp.                                                                                  260                               6,911
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.65%
Affiliated Computer Services, Inc.-Class A      (a)                                         420                              22,760
-----------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                               210                               6,403
===================================================================================================================================
                                                                                                                             29,163
===================================================================================================================================

DEPARTMENT STORES--2.87%
Kohl's Corp.                                    (a)                                         671                              31,544
===================================================================================================================================

DIVERSIFIED BANKS--1.17%
Wells Fargo & Co.                                                                           210                              12,873
===================================================================================================================================

DIVERSIFIED CHEMICALS--1.04%
E. I. du Pont de Nemours & Co.                                                              240                              11,414
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.76%
Career Education Corp.                          (a)                                         250                              10,072
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                                280                              12,180
-----------------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.                       (a)                                         990                              19,038
===================================================================================================================================
                                                                                                                             41,290
===================================================================================================================================

USG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DRUG RETAIL--2.40%
Walgreen Co.                                                                                620                   $          26,418
===================================================================================================================================

ELECTRIC UTILITIES--1.81%
FPL Group, Inc.                                                                             260                              19,926
===================================================================================================================================

EMPLOYMENT SERVICES--0.55%
Robert Half International Inc.                                                              200                               6,068
===================================================================================================================================

GENERAL MERCHANDISE STORES--0.92%
Dollar Tree Stores, Inc.                        (a)                                         370                              10,075
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--3.46%
Cardinal Health, Inc.                                                                       675                              38,016
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.19%
Medtronic, Inc.                                                                             250                              13,122
===================================================================================================================================

HEALTH CARE SERVICES--1.75%
Express Scripts, Inc.                           (a)                                         260                              19,289
===================================================================================================================================

HOME IMPROVEMENT RETAIL--1.04%
Lowe's Cos., Inc.                                                                           200                              11,398
===================================================================================================================================

HOUSEHOLD PRODUCTS--1.06%
Procter & Gamble Co. (The)                                                                  220                              11,711
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--3.77%
Wal-Mart Stores, Inc.                                                                       790                              41,396
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--3.78%
General Electric Co.                                                                      1,150                              41,550
===================================================================================================================================

INDUSTRIAL MACHINERY--1.75%
Danaher Corp.                                                                               160                               8,781
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                    120                              10,438
===================================================================================================================================
                                                                                                                             19,219
===================================================================================================================================

INTEGRATED OIL & GAS--4.63%
ChevronTexaco Corp.                                                                         130                               7,072
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           850                              43,860
===================================================================================================================================
                                                                                                                             50,932
===================================================================================================================================

USG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES--3.27%
SBC Communications Inc.                                                                   1,020                   $          24,235
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                                                                 330                              11,745
===================================================================================================================================
                                                                                                                             35,980
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.78%
Morgan Stanley                                                                              350                              19,586
===================================================================================================================================

MANAGED HEALTH CARE--0.81%
UnitedHealth Group Inc.                                                                     100                               8,890
===================================================================================================================================

MOTORCYCLE MANUFACTURERS--0.77%
Harley-Davidson, Inc.                                                                       140                               8,415
===================================================================================================================================

MULTI-LINE INSURANCE--2.90%
American International Group, Inc.                                                          480                              31,819
===================================================================================================================================

OIL & GAS DRILLING--0.62%
ENSCO International Inc.                                                                    200                               6,846
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.12%
Weatherford International Ltd. (Bermuda)        (a)                                         120                               6,512
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                             120                               5,766
===================================================================================================================================
                                                                                                                             12,278
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.49%
Apache Corp.                                                                                300                              16,326
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.85%
Citigroup Inc.                                                                              960                              47,088
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                        460                              17,172
===================================================================================================================================
                                                                                                                             64,260
===================================================================================================================================

PERSONAL PRODUCTS--1.48%
Gillette Co. (The)                                                                          320                              16,230
===================================================================================================================================

PHARMACEUTICALS--8.77%
Johnson & Johnson                                                                           600                              38,820
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                            510                              14,306
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                               1,790                              43,246
===================================================================================================================================
                                                                                                                             96,372
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--3.27%
Berkshire Hathaway Inc.-Class B                 (a)                                          12                              35,929
===================================================================================================================================

USG-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--0.84%
Synovus Financial Corp.                                                                     340                   $           9,224
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.36%
Novellus Systems, Inc.                          (a)                                         570                              14,906
===================================================================================================================================

SEMICONDUCTORS--6.23%
Analog Devices, Inc.                                                                        150                               5,384
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                               1,430                              32,104
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                                   610                              15,891
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                      220                               5,106
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                340                               9,925
===================================================================================================================================
                                                                                                                             68,410
===================================================================================================================================

SOFT DRINKS--2.57%
Coca-Cola Co. (The)                                                                         680                              28,213
===================================================================================================================================

SPECIALTY STORES--4.48%
Bed Bath & Beyond Inc.                          (a)                                       1,115                              44,923
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                               130                               4,256
===================================================================================================================================
                                                                                                                             49,179
===================================================================================================================================

SYSTEMS SOFTWARE--1.95%
Microsoft Corp.                                                                             580                              15,242
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                    (a)                                         450                               6,197
===================================================================================================================================
                                                                                                                             21,439
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--3.14%
Fannie Mae                                                                                  440                              28,415
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                     150                               6,053
===================================================================================================================================
                                                                                                                             34,468
===================================================================================================================================

Total Common Stocks (Cost $1,012,245)                                                                                     1,098,745
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,012,245)                                                                           $ 1,098,745
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.

See accompanying notes which are an integral part of this schedule.

USG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

USG-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $567,296 and $527,292, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $  129,334
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (42,834)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                 $   86,500
===============================================================================

Investments have the same cost for tax and financial reporting purposes.

NOTE 3--SUBSEQUENT EVENT

As approved by the Board of Trustees, the AIM US Growth Fund was liquidated March 11, 2005.

USG-QTR-1

                               AIM WEINGARTEN FUND
           Quarterly Schedule of Portfolio Holdings o January 31, 2005



 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIMinvestments.com           WEI-QTR-1 1/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                        MARKET
                                                                                         SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.67%
AEROSPACE & DEFENSE-1.52%
Boeing Co. (The)                                                                         350,000     $    17,710,000
--------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                   175,000          18,068,750
====================================================================================================================
                                                                                                          35,778,750
====================================================================================================================

AIR FREIGHT & LOGISTICS-1.12%
FedEx Corp.                                                                              275,000          26,303,750
====================================================================================================================

APPAREL RETAIL-0.90%
Chico's FAS, Inc.                                                 (a)                    400,000          21,072,000
====================================================================================================================

APPLICATION SOFTWARE-2.23%
Amdocs Ltd. (United Kingdom)                                      (a)                  1,500,000          44,625,000
--------------------------------------------------------------------------------------------------------------------
Intuit Inc.                                                       (a)                    200,000           7,800,000
====================================================================================================================
                                                                                                          52,425,000
====================================================================================================================

BIOTECHNOLOGY-2.37%
Biogen Idec Inc.                                                  (a)                    400,000          25,984,000
--------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                             (a)                    900,000          29,790,000
====================================================================================================================
                                                                                                          55,774,000
====================================================================================================================

COMMUNICATIONS EQUIPMENT-4.79%
Cisco Systems, Inc.                                               (a)                  2,000,000          36,080,000
--------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                         2,250,000          35,415,000
--------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                          1,100,000          40,964,000
====================================================================================================================
                                                                                                         112,459,000
====================================================================================================================

COMPUTER & ELECTRONICS RETAIL-0.69%
Best Buy Co., Inc.                                                                       300,000          16,137,000
====================================================================================================================

COMPUTER HARDWARE-4.05%
Apple Computer, Inc.                                              (a)                    450,000          34,605,000
--------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                         (a)                  1,450,000          60,552,000
====================================================================================================================
                                                                                                          95,157,000
====================================================================================================================

COMPUTER STORAGE & PERIPHERALS-2.59%
EMC Corp.                                                         (a)                  2,425,000          31,767,500
--------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A                               (a)                    350,000          29,172,500
====================================================================================================================
                                                                                                          60,940,000
====================================================================================================================

WEI-QTR-1

                                                                                                          MARKET
                                                                                         SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
CONSUMER ELECTRONICS-1.04%
Harman International Industries, Inc.                                                    200,000     $    24,330,000
====================================================================================================================

CONSUMER FINANCE-3.55%
American Express Co.                                                                     550,000          29,342,500
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                               900,000          23,922,000
--------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                600,000          30,114,000
====================================================================================================================
                                                                                                          83,378,500
====================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.71%
Alliance Data Systems Corp.                                       (a)                    500,000          21,710,000
--------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                          425,000          18,479,000
====================================================================================================================
                                                                                                          40,189,000
====================================================================================================================

DEPARTMENT STORES-2.81%
J.C. Penney Co., Inc.                                                                    425,000          18,156,000
--------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                      (a)                    350,000          16,453,500
--------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                          650,000          31,362,500
====================================================================================================================
                                                                                                          65,972,000
====================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.93%
Cendant Corp.                                                                          1,925,000          45,333,750
====================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.74%
Cooper Industries, Ltd.-Class A (Bermuda)                                                275,000          19,112,500
--------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                800,000          45,320,000
====================================================================================================================
                                                                                                          64,432,500
====================================================================================================================

FOOTWEAR-1.29%
NIKE, Inc.-Class B                                                                       350,000          30,320,500
====================================================================================================================

GENERAL MERCHANDISE STORES-1.51%
Target Corp.                                                                             700,000          35,539,000
====================================================================================================================

HEALTH CARE EQUIPMENT-2.62%
Bard (C.R.), Inc.                                                                        300,000          20,340,000
--------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                            (a)                    125,000           8,125,000
--------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                      (a)                    225,000           8,489,250
--------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                      (a)                    500,000          24,540,000
====================================================================================================================
                                                                                                          61,494,250
====================================================================================================================

HEALTH CARE SERVICES-0.92%
Caremark Rx, Inc.                                                 (a)                    550,000          21,505,000
====================================================================================================================

HEALTH CARE SUPPLIES-1.10%
Alcon, Inc. (Switzerland)                                         (b)                    325,000          25,740,000
====================================================================================================================


                            F-2
WEI-QTR-1

                                                                                                         MARKET
                                                                                         SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL-1.01%
Home Depot, Inc. (The)                                                                   575,000     $    23,724,500
====================================================================================================================

HOTELS, RESORTS & CRUISE LINES-1.14%
Hilton Hotels Corp.                                                                    1,200,000          26,700,000
====================================================================================================================

HOUSEHOLD PRODUCTS-1.25%
Procter & Gamble Co. (The)                                                               550,000          29,276,500
====================================================================================================================

HOUSEWARES & SPECIALTIES-1.16%
Fortune Brands, Inc.                                                                     325,000          27,293,500
====================================================================================================================

HYPERMARKETS & SUPER CENTERS-1.71%
Costco Wholesale Corp.                                                                   850,000          40,179,500
====================================================================================================================

INDUSTRIAL CONGLOMERATES-4.77%
Textron Inc.                                                                             325,000          23,393,500
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                      2,450,000          88,543,000
====================================================================================================================
                                                                                                         111,936,500
====================================================================================================================

INDUSTRIAL MACHINERY-0.88%
Danaher Corp.                                                                            375,000          20,580,000
====================================================================================================================

INTEGRATED OIL & GAS-1.11%
ChevronTexaco Corp.                                                                      225,000          12,240,000
--------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                           150,000          13,918,500
====================================================================================================================
                                                                                                          26,158,500
====================================================================================================================

INTERNET RETAIL-1.95%
Amazon.com, Inc.                                                  (a)                    400,000          17,288,000
--------------------------------------------------------------------------------------------------------------------
eBay Inc.                                                         (a)                    350,000          28,525,000
====================================================================================================================
                                                                                                          45,813,000
====================================================================================================================

INTERNET SOFTWARE & SERVICES-4.25%
Google Inc.-Class A                                               (a)(b)                 175,000          34,235,250
--------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                                    (a)                    700,000          18,088,000
--------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                       (a)                  1,350,000          47,533,500
====================================================================================================================
                                                                                                          99,856,750
====================================================================================================================

INVESTMENT BANKING & BROKERAGE-3.89%
Goldman Sachs Group, Inc. (The)                                                          400,000          43,140,000
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                            250,000          22,797,500
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                425,000          25,529,750
====================================================================================================================
                                                                                                          91,467,250
====================================================================================================================


                            F-3
WEI-QTR-1

                                                                                                          MARKET
                                                                                         SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE-4.64%
Aetna Inc.                                                                               400,000     $    50,820,000
--------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                  450,000          40,005,000
--------------------------------------------------------------------------------------------------------------------
WellPoint Inc.                                                    (a)                    150,000          18,225,000
====================================================================================================================
                                                                                                         109,050,000
====================================================================================================================

MOTORCYCLE MANUFACTURERS-0.77%
Harley-Davidson, Inc.                                                                    300,000          18,033,000
====================================================================================================================

MOVIES & ENTERTAINMENT-1.59%
Pixar                                                             (a)                    150,000          13,075,500
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                    850,000          24,335,500
====================================================================================================================
                                                                                                          37,411,000
====================================================================================================================

OFFICE ELECTRONICS-1.11%
Xerox Corp.                                                       (a)                  1,650,000          26,202,000
====================================================================================================================

OIL & GAS EQUIPMENT & SERVICES-1.87%
BJ Services Co.                                                                          500,000          24,025,000
--------------------------------------------------------------------------------------------------------------------
Varco International, Inc.                                         (a)                    650,000          19,896,500
====================================================================================================================
                                                                                                          43,921,500
====================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.24%
Citigroup Inc.                                                                           350,000          17,167,500
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                     950,000          35,463,500
====================================================================================================================
                                                                                                          52,631,000
====================================================================================================================

PERSONAL PRODUCTS-2.90%
Estee Lauder Cos. Inc. (The)-Class A                                                     750,000          33,855,000
--------------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                                       675,000          34,236,000
====================================================================================================================
                                                                                                          68,091,000
====================================================================================================================

PHARMACEUTICALS-5.69%
Johnson & Johnson                                                                        765,000          49,495,500
--------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                              500,000          12,080,000
--------------------------------------------------------------------------------------------------------------------
Sepracor Inc.                                                     (a)(b)                 400,000          22,872,000
--------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                     500,000          17,500,000
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    800,000          31,704,000
====================================================================================================================
                                                                                                         133,651,500
====================================================================================================================

RESTAURANTS-2.75%
McDonald's Corp.                                                                         950,000          30,770,500
--------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                                   (a)                    325,000          17,550,000
--------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                        350,000          16,222,500
====================================================================================================================
                                                                                                          64,543,000
====================================================================================================================


                                      F-4
WEI-QTR-1

                                                                                                          MARKET
                                                                                          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-1.06%
Novellus Systems, Inc.                                            (a)                    950,000     $    24,842,500
====================================================================================================================

SEMICONDUCTORS-3.38%
Analog Devices, Inc.                                                                     800,000          28,712,000
--------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                         (b)                    908,800          23,674,240
--------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                           1,600,000          27,088,000
====================================================================================================================
                                                                                                          79,474,240
====================================================================================================================

SOFT DRINKS-0.69%
PepsiCo, Inc.                                                                            300,000          16,110,000
====================================================================================================================

SPECIALTY CHEMICALS-0.75%
Ecolab Inc.                                                                              525,000          17,666,250
====================================================================================================================

SYSTEMS SOFTWARE-4.63%
McAfee Inc.                                                       (a)                    950,000          24,557,500
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          650,000          17,082,000
--------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                      (a)                  2,750,000          37,867,500
--------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                    (a)                  1,250,000          29,187,500
====================================================================================================================
                                                                                                         108,694,500
====================================================================================================================
Total Common Stocks & Other Equity Interests (Cost $1,823,498,368)                                     2,317,588,490
====================================================================================================================
TOTAL INVESTMENTS-98.67% (excluding investments purchased with cash
  collateral from securities loaned) (Cost $1,823,498,368)                                             2,317,588,490
====================================================================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS-1.33%
STIC Prime Portfolio-Institutional Class                          (c)(d)              31,160,010          31,160,010
====================================================================================================================
Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $31,160,010)                                                                     31,160,010
====================================================================================================================
TOTAL INVESTMENTS-100.00%  (Cost $1,854,658,378)                                                     $ 2,348,748,500
____________________________________________________________________________________________________________________
====================================================================================================================


                                      F-5
WEI-QTR-1

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.


                                      F-6
WEI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may


                                      F-7
WEI-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.


                                      F-8
WEI-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                               UNREALIZED
                          MARKET VALUE    PURCHASES AT     PROCEEDS FROM      APPRECIATION     MARKET VALUE   DIVIDEND    REALIZED
FUND                        10/31/04          COST             SALES         (DEPRECIATION)      01/31/05      INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class      $  6,546,085    $  93,193,686    $  (99,739,771)  $         --       $       --     $   24,970   $    --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                       6,546,085       93,193,685       (99,739,770)            --               --         25,317        --
====================================================================================================================================
   SUBTOTAL              $ 13,092,170    $ 186,387,371    $ (199,479,541)  $         --       $       --     $   50,287   $    --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                              UNREALIZED
                          MARKET VALUE    PURCHASES AT     PROCEEDS FROM     APPRECIATION     MARKET VALUE    DIVIDEND    REALIZED
FUND                        10/31/04          COST             SALES        (DEPRECIATION)      01/31/05       INCOME*   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                    $ 40,952,850    $ 79,597,390    $  (89,390,230)  $       --         $ 31,160,010    $ 47,450     $      --
====================================================================================================================================
   TOTAL                 $ 54,045,020    $265,984,761    $ (288,869,771)  $       --         $ 31,160,010    $ 97,737     $      --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At January 31, 2005, securities with an aggregate value of $32,151,450 were on loan to brokers. The loans were secured by cash collateral of $31,160,010 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $47,450 for securities lending transactions.


                                      F-9
WEI-QTR-1

NOTE 4--OPTION CONTRACTS WRITTEN

                            TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                              CALL OPTION CONTRACTS
                                          --------------------------------------
                                          NUMBER OF                   PREMIUMS
                                          CONTRACTS                   RECEIVED
--------------------------------------------------------------------------------
Beginning of period                           3,000                $     421,040
--------------------------------------------------------------------------------
Written                                       1,477                    1,110,403
--------------------------------------------------------------------------------
Closed                                         (477)                    (811,191)
--------------------------------------------------------------------------------
Exercised                                      (924)                    (132,776)
--------------------------------------------------------------------------------
Expired                                      (3,076)                    (587,476)
================================================================================
End of period                                    --                $          --
________________________________________________________________________________
================================================================================

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $606,124,248 and $754,188,425, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $    487,070,006
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (12,695,140)
===================================================================================
Net unrealized appreciation of investment securities               $    474,374,866
___________________________________________________________________________________
===================================================================================
Cost of investments for tax purposes is $1,874,373,634.


                                      F-10
WEI-QTR-1

Item 2.  Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds

By:      /s/ ROBERT H. GRAHAM
         --------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         --------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


By:      /s/ SIDNEY M. DILGREN
         --------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    April 1, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.